                                     UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-CSR

                      CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                            MANAGEMENT INVESTMENT COMPANIES


                     Investment Company Act file number: 811-08839

                                   ----------

                          STREETTRACKS(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                225 Franklin Street, Boston, Massachusetts 02110
--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                           Stephanie M. Nichols, Esq.
                                     Counsel
                       State Street Bank and Trust Company
                               One Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)


                                    Copy to:


                             Stuart M. Strauss, Esq.
                             Mayer Brown, Rowe & Maw
                                  1675 Broadway
                            New York, New York 10019


        Registrant's telephone number, including area code: 617-662-3971

Date of fiscal year end: June 30, 2003
Date of reporting period: December 31, 2003

Item 1. Reports to Shareholders

                           [STREET TRACKS(R) GRAPHIC]

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2002

                             [streetTRACKS semiannual report]

                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

Equity markets performed strongly across the board during 2003. Ample liquidity provided on the fiscal and monetary fronts, an improving economy, and less geo-political risk, especially after the capture of Saddam Hussein, all contributed to strong equity market performance. Continued indications of rebounding economic activity, coupled with solid prospects for earnings growth, enabled buyers to push the S&P 500 to its highest close of the year on December 31, 2003. The S&P 500 returned 5.24% for the month of December, 12.18% for the fourth quarter, and 28.68% for all of 2003.

The forces of year-end profit taking were a touch more evident among the smaller capitalization stocks that had been doing better all year. During December, the Russell 1000 added 4.8%, the Russell 2000 returned 2.0%, and the Nasdaq Composite gained 2.2%; but these three indices all finished the year ahead of the S&P 500. For the entire year 2003, the Russell 1000 returned 29.9%, the Russell 2000 returned 47.3%, and the Nasdaq Composite posted a 50.8% gain.

For the year 2003, growth stocks outperformed value stocks as measured by the Dow Jones Indices' definitions. For the year 2003, the Dow Jones U.S. Large Cap Growth Index outperformed the Dow Jones U.S. Large Cap Value Index by almost four percentage points, returning 29.52% and 25.89%, respectively. The Dow Jones U.S. Small Cap Value and Dow Jones U.S. Small Cap Growth indices also delivered strong returns of 43.66% and 48.48%, respectively, for the year 2003.

Investor interest in Exchange Traded Funds, ("ETFs"), continues as well. Net assets of ETFs listed and traded on U.S. exchanges reached $151 billion as of December 31, 2003, representing an increase of 48% over last year. The streetTRACKS family continues to share in the success of ETFs. Total assets invested in the streetTRACKS funds reached $666 million as of December 31, 2003, growing nearly 110% since the end of 2002. Performance for the funds continues to closely track their respective benchmark indices.

We are firmly committed to the ETF industry and will continue to play a leading role in working with investors and advisors to develop applications for ETFs that will enable you to meet your investment objectives. As always, we appreciate the support and confidence of you, our shareholders. We look forward to a continued relationship built on trust and dedicated to delivering innovative products, and applications for those products, that best serve the needs of the investment community.

Agustin J. Fleites
President
streetTRACKS Series Trust

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the six month period ending December 31, 2003 was 14.23% versus the Index return of 14.37%. Equity returns continued to remain strong in the second half of 2003. Contributing to the positive performance during the last six months was ample fiscal and monetary liquidity, an improving economy, and less geo-political risk in the wake of Sadaam Hussein's capture. Third quarter 2003 experienced the strongest Gross Domestic Product ("GDP") growth in nearly two decades which was primarily attributed to the resiliency of consumer spending as the Fed funds rate remained unchanged at 1% as of December 31, 2003.

Large Growth stocks were in favor for the period over Large Value stocks. The Dow Jones U.S. Large Cap Growth Index outperformed the Dow Jones U.S. Large Cap Value Index by approximately 187 basis points during the six month period ending December 31, 2003.

The strongest industry for the six month period ended December 31, 2003 within the Dow Jones U.S. Large Cap Growth Index was Information Technology. Notable performers include Intel Corp. and Cisco Systems, Inc. Combined, these two companies contributed over 25% of the Fund's total return for the period. Both Intel Corp. and Cisco Systems, Inc. continued to benefit from the surge in consumer electronic product orders. General Electric Co., the third largest contributor to the Fund's performance, was removed from the Index and the Fund on September 19, 2003. Companies within the Materials sector also contributed to the Fund's total return, but due to their small weight in the Fund, their impact was minimal.

The biggest detractors from the Fund's performance for the period were Amgen, Inc., Colgate-Palmolive Co. and MedImmune, Inc. Amgen, Inc., which had performed well in the first six months of 2003, fell sharply in October and November 2003. Although Amgen, Inc. had beat estimates in the third quarter, analysts reported concerns regarding future revenue growth and increased competition. Colgate-Palmolive Co., which also fell precipitously during October 2003, was the victim of increased competition from Proctor & Gamble, Inc. MedImmune, Inc. also suffered in October 2003 as a result of their slow flu-mist launch and lower than expected sales projections.

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          29.18%       28.34%              29.52%                       26.90%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -50.47%      -51.21%             -50.16%                      -27.14%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          29.18%       28.34%              29.52%                       26.90%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -19.42%      -19.79%             -19.26%                       -9.27%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                  DOW JONES U.S. LARGE CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9800.00                            9969.00
12/31/00                                                                   7395.00                            8882.00
03/31/01                                                                   5703.00                            7629.00
06/30/01                                                                   6252.00                            8039.00
09/30/01                                                                   4696.00                            6847.00
12/31/01                                                                   5498.00                            7508.00
03/31/02                                                                   5244.00                            7447.00
06/30/02                                                                   4233.00                            6353.00
09/30/02                                                                   3506.00                            5290.00
12/31/02                                                                   3757.00                            5723.00
03/31/03                                                                   3780.00                            5542.00
06/30/03                                                                   4249.00                            6376.00
09/30/03                                                                   4378.00                            6499.00
12/31/03                                                                   4854.00                            7263.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2003

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     PFIZER,       INTEL           CISCO                   INTERNATIONAL
                          CORP.         INC.          CORP.           SYSTEMS,                BUSINESS
                                                                      INC.                    MACHINES CORP.
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,328,232    2,235,541     1,743,920       1,390,311               1,322,080
    -------------------------------------------------------------------------------------------------------------------
       % OF               6.65%         6.38          4.98            3.97                    3.78
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the six month period ending December 31, 2003 was 12.33% versus the Index return of 12.50%. Equity returns continued to remain strong in the second half of 2003. Contributing to the positive performance during the last six months was ample fiscal and monetary liquidity, an improving economy, and less geo-political risk in the wake of Saddam Hussein's capture. Third quarter 2003 experienced the strongest Gross Domestic Product ("GDP") growth in nearly two decades which was primarily attributed to the resiliency of consumer spending as the Fed funds rate remained unchanged at 1% as of December 31, 2003.

Large Growth stocks were in favor for the period over Large Value stocks. The Dow Jones U.S. Large Cap Growth Index outperformed the Dow Jones U.S. Large Cap Value Index by approximately 187 basis points during the six month period ending December 31, 2003.

The best performing individual stocks for the period within the Dow Jones U.S. Large Cap Value Index were primarily consumer discretionary stocks, accounting for approximately 3.3% of Index performance for the period ended December 31, 2003. As a result the largest contributing sector to the Fund's performance during this timeframe was the Financials sector. Within the overall index the best contributing names were Exxon Mobil Corp, Citigroup, Inc. and Altria Group, Inc. Exxon Mobil Corp. benefited from positive earnings news, as well as contract wins, possible mergers, and expansion plans around the globe. Altria Group, Inc. has done well because of positive valuation news as well as an improving litigation picture.

The biggest detractors from performance during the period were Merck & Co., Inc., Verizon Communications, Inc. and General Electric Co. Merck & Co., Inc. was negatively impacted by both recent pipeline disappointments and earnings difficulties. Verizon Communications, Inc. experienced slowing growth and increasing competition in telephone services from cable companies which negatively impacted its stock. Lower profit and lower EPS news further depressed the company's price in October 2003. General Electric Co., while a member of the Dow Jones U.S. Large Cap Growth Index had performed notably during the first three months of the period, however, the stock price fell during the last three months of 2003 while a member of the Dow Jones U.S. Large Cap Value Index. This drop was noticed most notably during the month of October as a result of disappointing operating results.

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          25.51%       25.20%             25.89%                        26.90%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING        0.86%        0.66%              1.60%                       -27.14%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          25.51%       25.20%             25.89%                       26.90%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING        0.26%        0.20%              0.49%                       -9.27%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. LARGE CAP VALUE INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES U.S. LARGE CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                  10175.00                            9969.00
12/31/00                                                                  10592.00                            8882.00
03/31/01                                                                   9812.00                            7629.00
06/30/01                                                                  10128.00                            8039.00
09/30/01                                                                   9422.00                            6847.00
12/31/01                                                                   9925.00                            7508.00
03/31/02                                                                  10079.00                            7447.00
06/30/02                                                                   8881.00                            6353.00
09/30/02                                                                   7418.00                            5290.00
12/31/02                                                                   8175.00                            5723.00
03/31/03                                                                   7726.00                            5542.00
06/30/03                                                                   9136.00                            6376.00
09/30/03                                                                   9152.00                            6499.00
12/31/03                                                                  10262.00                            7263.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2003

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON MOBIL     CITIGROUP,    BANK OF     ALTRIA GROUP,
                          ELECTRIC CO.     CORP.           INC.          AMERICA     INC.
                                                                         CORP.
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE       $7,214,746       6,285,751       5,806,986                 2,561,876
                                                                        2,774,272
    ---------------------------------------------------------------------------------------------------------
       % OF               8.34%            7.26            6.71          3.21        2.96
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The Dow Jones U.S. Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the six month period ending December 31, 2003 was 23.67% versus the Index return of 23.88%. Equity returns continued to remain strong in the second half of 2003. Contributing to the positive performance during the last six months was ample fiscal and monetary liquidity, an improving economy, and less geo-political risk in the wake of Saddam Hussein's capture. Third quarter 2003 experienced the strongest Gross Domestic Product ("GDP") growth in nearly two decades which was primarily attributed to the resiliency of consumer spending as the Fed funds rate remained unchanged at 1% as of December 31, 2003.

Overall, the style that was in favor for the period was Growth, albeit by only a small percentage. However, Small Cap stocks generally outperformed Large Cap stocks during the same period. The Dow Jones U.S. Small Cap Growth Index outperformed the Dow Jones U.S. Small Cap Value Index by 4 basis points, while the Dow Jones Small Cap Growth Index outperforming the Dow Jones U.S. Large Cap Growth Index by 951 basis points.

The strongest industry for the six month period ended December 31, 2003 within the Dow Jones U.S. Small Cap Growth Index was Information Technology. Notable companies include SanDisk Corp. and Red Hat, Inc. SanDisk Corp. continued to benefit from the demand in consumer electronic products that integrate their compact flash memory chips. These products include digital cameras, PDA's, digital music players, and mobile phones. The popularity of Linux as an alternative to Microsoft windows continued to bode well for Red Hat, Inc. Nextel Partners, Inc., United States Cellular Corp. and Western Wireless Corp., all telecommunications stocks also posted positive returns as wireless communications continued to grow.

The largest detractors from the Fund's performance for the period were Trimeris, Inc., McData Corp. and CV Therapeutics, Inc. Trimeris, Inc. shares fell as a result of their clinical trial halt of a promising HIV drug. McData Corp. shares fell as a result of the company lowering revenue estimates and CV Therapeutics, Inc. shares were off due to regulatory concerns regarding the company's experimental treatment of angina.

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (Broad-Based Comparative Index)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          48.05%       47.79%              48.48%                      46.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -33.87%      -33.89%             -33.35%                      16.72%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (Broad-Based Comparative Index)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          48.05%       47.79%              48.48%                      46.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -11.93%      -11.94%             -11.72%                       4.87%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                  DOW JONES U.S. SMALL CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9988.00                           10104.00
12/31/00                                                                   8019.00                            9449.00
03/31/01                                                                   6585.00                            8594.00
06/30/01                                                                   7893.00                            9832.00
09/30/01                                                                   5499.00                            7943.00
12/31/01                                                                   7307.00                            9679.00
03/31/02                                                                   6824.00                           10102.00
06/30/02                                                                   5396.00                            9057.00
09/30/02                                                                   4090.00                            7520.00
12/31/02                                                                   4462.00                            8035.00
03/31/03                                                                   4338.00                            7706.00
06/30/03                                                                   5341.00                            9476.00
09/30/03                                                                   5865.00                           10249.00
12/31/03                                                                   6605.00                           11794.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2003

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        RAMBUS, INC.     EQUITABLE           RED HAT, INC.     MACERICH CO.     CYPRESS
                                           RESOURCES, INC.                                        SEMICONDUCTOR CORP.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $342,397         323,832             314,548           313,903          311,172
    ----------------------------------------------------------------------------------------------------------------------------
       % OF               0.69%            0.65                0.63              0.63             0.63
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The Dow Jones U.S. Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the six month period ending December 31, 2003 was 23.51% versus the Index return of 23.84%. Equity returns continued to remain strong in the second half of 2003. Contributing to the positive performance during the last six months was ample fiscal and monetary liquidity, an improving economy, and less geo-political risk in the wake of Saddam Hussein's capture. Third quarter 2003 experienced the strongest Gross Domestic Product ("GDP") growth in nearly two decades which was primarily attributed to the resiliency of consumer spending as the Fed funds rate remained unchanged at 1% as of December 31, 2003.

Overall, the style that was in favor for the period was Growth, albeit by only a small percentage. However, Small Cap stocks generally outperformed Large Cap stocks during the same period. The Dow Jones U.S. Small Cap Growth Index outperformed the Dow Jones U.S. Small Cap Value Index by 4 basis points, while the Dow Jones Small Cap Value Index outperformed the Dow Jones U.S. Large Cap Value Index by 1,777 basis points.

The best performing stocks for the period were within the Industrial sector. Notable names include Precision Castparts Corp., Trinity Industries, Inc. and Ryder Systems, Inc. Precision Castparts Corp. benefited from the acquisition of SPS Technologies in addition to strong operating results from increased sales. Trinity Industries, Inc. is a diversified industrial company that witnessed improvement in all segments, including backlogged orders in its Construction Product segment. The improving economic climate in addition to operating efficiencies gave the transportation company, Ryder Systems, Inc. shares a boost.

The biggest detractors from the Fund's performance for the period were Owens Illinois, Inc., Cincinnati Bell, Inc. and Winn-Dixie Stores, Inc. Owens Illinois, Inc. shares fell due to its under-performing plastics unit and soft demand for glass containers. The Senate also rejected a bill for a national private asbestos trust fund, which analysts believe may have an adverse effect for the company as their asbestos claims climbed 29% in 2003. Cincinnati Bell, Inc. experienced a decrease in both wire line and wireless customers in the Cincinnati area. Increased competition from cable and other wireless services has dampened Cincinnati Bell, Inc.'s shares, as analysts project 1% revenue growth in 2004. Winn-Dixie Stores, Inc. shares fell due to reductions in market share and lower sales and earnings per share growth.

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          42.91%       42.87%             43.66%                       46.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       77.30%       76.15%             80.00%                       16.72%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          42.91%       42.87%             43.66%                       46.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       19.24%       19.00%             19.79%                        4.87%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. SMALL CAP VALUE INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                               DOW JONES U.S. SMALL CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                  10195.00                           10104.00
12/31/00                                                                  11575.00                            9449.00
03/31/01                                                                  11449.00                            8594.00
06/30/01                                                                  12669.00                            9832.00
09/30/01                                                                  11504.00                            7943.00
12/31/01                                                                  13002.00                            9679.00
03/31/02                                                                  14477.00                           10102.00
06/30/02                                                                  14131.00                            9057.00
09/30/02                                                                  12166.00                            7520.00
12/31/02                                                                  12649.00                            8035.00
03/31/03                                                                  11930.00                            7706.00
06/30/03                                                                  14635.00                            9477.00
09/30/03                                                                  15391.00                           10249.00
12/31/03                                                                  18075.00                           11794.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2003

    ---------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION     FOOT                 SIRIUS              PACIFICARE          PRECISION           DEVELOPERS
                       LOCKER, INC.         SATELLITE           HEALTH              CASTPARTS           DIVERSIFIED
                                            RADIO, INC.         SYSTEMS, INC.       CORP.               REALTY CORP.
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE    $487,971             461,322             411,751             411,051             403,981
    ---------------------------------------------------------------------------------------------------------------------------
       % OF            0.86%                0.81                0.72                0.72                0.71
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

For the six months ended December 31, 2003, the Fund returned 14.15% compared to the Index return of 14.54%. Global markets have for the most part rallied during the last six months of 2003. Throughout the world, the combination of generally low interest rates, improved sentiment, growth in earnings numbers, and bullish signs in the Technology sector led in part to the global market's rebound. Additionally, a number of more US centric events contributed to the positive market environment. These included such factors as the dramatic GDP growth, favorable tax changes, expanded monetary stimulus, continued resiliency in the housing market, and a slight turnaround in employment numbers. In terms of individual country performance within the Fund, the improving economic situation led to advances in every market. Of these countries, Germany and Japan were the strongest performers. Germany's positive return was primarily caused by Siemen's success. In Japan's case, Toyota as the sole Japanese stock in the Index was the cause of that country's solid return. Conversely, Finland was the only country that did not post a double-digit gain during the prior six months, mainly as a result of Nokia's relatively low performance.

On an individual stock basis, some of the worst performing issues were Merck & Co., Verizon Communications, Inc., and HBOS PLC. Merck & Co. was negatively impacted by both recent pipeline disappointments and earnings difficulties. In Verizon Communications, Inc.'s case, slowing growth and increasing competition in telephone services from cable companies negatively impacted the stock. HBOS PLC was hurt by a significant decline in lending margins. The impact of these declining issues was dwarfed by the three best performing stocks which were Siemens AG, Intel Corp., and Cisco Systems, Inc. Siemen AG's return was fueled by current and projected earnings growth. For Intel Corp., strength in microprocessor demand and an improved gross margin contributed to this stock's positive return. In Cisco Systems, Inc.'s case, the stock's positive return was driven by both their increasing business success and the encouraging signs in the broad economy.

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          24.94%       24.99%              25.71%                       26.90%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -23.58%      -24.15%             -22.22%                      -27.14%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          24.94%       24.99%             25.71%                       26.90%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -7.93%       -8.14%             -7.44%                       -9.27%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES GLOBAL TITANS INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES GLOBAL TITANS INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9982.00                            9969.00
12/31/00                                                                   9147.00                            8882.00
03/31/01                                                                   8107.00                            7629.00
06/30/01                                                                   8446.00                            8039.00
09/30/01                                                                   7378.00                            6847.00
12/31/01                                                                   7967.00                            7508.00
03/31/02                                                                   7788.00                            7447.00
06/30/02                                                                   6765.00                            6353.00
09/30/02                                                                   5547.00                            5290.00
12/31/02                                                                   6106.00                            5723.00
03/31/03                                                                   5822.00                            5542.00
06/30/03                                                                   6682.00                            6376.00
09/30/03                                                                   6812.00                            6499.00
12/31/03                                                                   7628.00                            7263.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2003

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          MICROSOFT     EXXON MOBIL     PFIZER,     CITIGROUP,
                          ELECTRIC CO.     CORP.         CORP.           INC.        INC.
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,304,289       1,177,307     1,135,003                   1,049,775
                                                                        1,128,688
    -----------------------------------------------------------------------------------------------------
       % OF               5.32%            4.81          4.63            4.61        4.29
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS WILSHIRE REIT INDEX FUND
The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ended December 31, 2003, the Fund returned 19.63% compared to the Index return of 19.97%. Within the industry, retail sub-sectors led the way with returns in the high 20% to 30% range as a result of strong tenant demand and robust consumer spending. Hotels, after a weak start in the year, also posted strong performance fueled by initial increases in leisure and business travel. At the low end of the scale, the performers included multifamily apartments up 15.86% and office properties up 16.02%. Apartments continued to be subjected to record home buying levels driven by low interest rates and increased home refinancing. The office sector on the other hand, continued to lack pricing power as a result of increased vacancies and limited job growth, a key driver in office demand.

Individual stocks with the largest positive contributions to the Fund's return during the period were made up primarily of Hotel and Retail issues. Leaders included, FelCor Lodging Trust, Inc., Inkeepers USA Trust, Mills Corp., and General Growth Properties, Inc. The biggest detractors to the Fund's performance were from Office and Apartments sectors, including: Great Lakes REIT, Inc., Glenborough Realty Trust, Inc., BRE Properties, Inc., and Apartment Investment & Management Co.

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2003

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03             35.45%         35.39%            36.18%                    46.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      55.09%         55.44%            56.74%                    26.43%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to December 31, 2003.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03             35.45%         35.39%            36.18%                    46.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      17.79%         17.90%            18.26%                     9.15%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to December 31, 2003.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       WILSHIRE REIT INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                  WILSHIRE REIT INDEX FUND                    INDEX)
                                                                  ------------------------          -------------------------
04/23/01                                                                  10000.00                           10000.00
06/30/01                                                                  11122.00                           11049.00
09/30/01                                                                  10849.00                            8927.00
12/31/01                                                                  11364.00                           10877.00
03/31/02                                                                  12301.00                           11354.00
06/30/02                                                                  12848.00                           10179.00
09/30/02                                                                  11684.00                            8452.00
12/31/02                                                                  11733.00                            9030.00
03/31/03                                                                  11874.00                            8661.00
06/30/03                                                                  13287.00                           10651.00
09/30/03                                                                  14580.00                           11519.00
12/31/03                                                                  15895.00                           13255.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2003

    -------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION     EQUITY OFFICE        SIMON PROPERTY     EQUITY                 VORNADO REALTY      GENERAL GROWTH
                       PROPERTIES TRUST     GROUP, INC.        RESIDENTIAL            TRUST               PROPERTIES,
                                                                                                          INC.
    -------------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE    $18,433,897          14,266,464         13,084,055             10,145,504          9,596,172
    -------------------------------------------------------------------------------------------------------------------------------
       % OF            6.49%                5.02               4.61                   3.57                3.38
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS MORGAN STANLEY TECHNOLOGY FUND
The streetTRACKS Morgan Stanley Technology Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the six month period ending December 31, 2003 was 29.55% versus the Index return of 29.92%. Throughout the second half of the year, there were many factors that contributed to performance, such as: an improving economy, increased liquidity provided on the fiscal and monetary fronts, less geopolitical risk, especially after the capture of Saddam Hussein, and diminished fears of the SARS virus.

The Electronic Technology sector, the dominant sector in the Index, contributed most significantly to the positive performance with a return of 35.18% for the six-month period, accounting for over 63% of the Fund's return. With an average weight of almost 32% in the fund, the Technology Service sector also contributed significantly to the Fund with a return of 21.32% during the same six-month period.

Individual companies that continued to be leaders in the Index with very high positive performance were Juniper Networks, Inc., Amazon.com, Inc., Texas Instruments, Inc., Intel Corp. and Yahoo!, Inc. Although a few companies like Nokia OYJ, InterActiveCorp and Ericsson were unable to contribute a great deal to the Index during the period, the only company to experience a negative return was First Data Corp.

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2003

    ------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          65.05%       65.76%           65.97%                      26.90%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -50.06%      -50.08%          -49.54%                     -27.14%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

    ------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          65.05%       65.76%           65.97%                      26.90%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -19.21%      -19.22%          -18.95%                      -9.27%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2003.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     MORGAN STANLEY TECHNOLOGY INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                 MORGAN STANLEY TECHNOLOGY           (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                                 -------------------------          -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9725.00                            9969.00
12/31/00                                                                   6876.00                            8882.00
03/31/01                                                                   5391.00                            7629.00
06/30/01                                                                   5948.00                            8039.00
09/30/01                                                                   3839.00                            6847.00
12/31/01                                                                   5203.00                            7508.00
03/31/02                                                                   4663.00                            7447.00
06/30/02                                                                   3404.00                            6353.00
09/30/02                                                                   2444.00                            5290.00
12/31/02                                                                   2943.00                            5723.00
03/31/03                                                                   2941.00                            5542.00
06/30/03                                                                   3749.00                            6376.00
09/30/03                                                                   4206.00                            6499.00
12/31/03                                                                   4857.00                            7263.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2003

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION        COMPUTER               MICRON               SEAGATE        YAHOO!,     AMAZON.COM,
                          ASSOCIATES,            TECHNOLOGY,          TECHNOLOGY     INC.        INC.
                          INTERNATIONAL, INC.    INC.
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE       $787,037               786,715              773,010        770,103     769,755
    -------------------------------------------------------------------------------------------------------------------
       % OF               3.01%                  3.01                 2.96           2.95        2.95
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FORTUNE 500(R) INDEX FUND
The FORTUNE 500(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the six month period ending December 31, 2003 was 14.24% versus the Index return of 14.41%. There were many positive factors that contributed to this performance, such as: an improving economy, increased liquidity provided on the fiscal and monetary fronts, less geopolitical risk, and diminished fears of the SARS virus. This recent pickup can be seen in an 11.75% return for the Fortune 500(R) Index in the 4th quarter.

The Financials sector, the largest sector in the Index, and Electronic Technology sector contributed most significantly to positive performance. Only a few sectors experienced very small negative returns in the 3rd calendar quarter, (mainly oil, utilities and transportation), but these industries recovered later in the year after the capture of Saddam Hussein.

At the individual security level, Intel Corp., Cisco Systems, Inc., Exxon Mobil Corp. and Citigroup, Inc. were among the top contributors to the Fund's performance during the second half of 2003. Although Amgen, Inc. was one of the leaders in the first half of the year, its performance suffered toward the calendar year end, resulting in a negative net return for the period. Other detractors from the Fund's performance included Wal-Mart Stores, Inc., Merck & Co., Inc. and Wyeth.

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2003

    ---------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          26.63%           26.97%             27.03%                     28.68%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -12.56%          -12.94%            -11.97%                    -15.71%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2003.

    ---------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/03          26.63%           26.97%             27.03%                     28.68%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -4.08%           -4.21%             -3.88%                     -5.16%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2003.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     FORTUNE 500(R) INDEX FUND

                                                                                                    S&P 500 INDEX (BROAD-BASED
                                                                 FORTUNE 500(R) INDEX FUND              COMPARATIVE INDEX)
                                                                 -------------------------          --------------------------
10/04/00                                                                  10000.00                           10000.00
12/31/00                                                                   9467.00                            9230.00
03/31/01                                                                   8516.00                            8135.00
06/30/01                                                                   8978.00                            8612.00
09/30/01                                                                   7763.00                            7348.00
12/31/01                                                                   8498.00                            8133.00
03/31/02                                                                   8562.00                            8155.00
06/30/02                                                                   7480.00                            7063.00
09/30/02                                                                   6228.00                            5843.00
12/31/02                                                                   6696.00                            6337.00
03/31/03                                                                   6467.00                            6137.00
06/30/03                                                                   7422.00                            7081.00
09/30/03                                                                   7593.00                            7268.00
12/31/03                                                                   8479.00                            8153.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2003

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          MICROSOFT     EXXON MOBIL      PFIZER,          CITIGROUP,
                          ELECTRIC CO.     CORP.         CORP.            INC.             INC.
    ------------------------------------------------------------------------------------------------------------
      MARKET VALUE        $3,415,919       3,269,852     2,977,748        2,959,912        2,751,587
    ------------------------------------------------------------------------------------------------------------
       % OF               3.31%            3.17          2.89             2.87             2.67
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 0.4%
Lockheed Martin Corp. .................     2,976  $   152,966
                                                   -----------
AIRLINES -- 0.3%
Southwest Airlines Co. ................     5,888       95,032
                                                   -----------
BANKS (MAJOR REGIONAL) -- 0.7%
Fifth Third Bancorp....................     3,982      235,336
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 1.0%
Anheuser-Busch Cos., Inc. .............     6,755      355,853
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 4.6%
PepsiCo, Inc. .........................    14,234      663,589
The Coca-Cola Co. .....................    18,690      948,518
                                                   -----------
                                                     1,612,107
                                                   -----------
BIOTECHNOLOGY -- 2.0%
Amgen, Inc. (a)........................    10,695      660,951
MedImmune, Inc. (a)....................     2,053       52,146
                                                   -----------
                                                       713,097
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 3.3%
Clear Channel Communications, Inc.
  (a)..................................     4,653      217,900
Comcast Corp. (Class A)................    10,414      342,308
Comcast Corp. (Class A) Special........     7,336      229,470
Cox Communications, Inc. (Class A)
  (a)..................................     1,675       57,704
Fox Entertainment Group, Inc. (a)......     1,449       42,239
Liberty Media Corp. (Class A) (a)......    22,317      265,349
                                                   -----------
                                                     1,154,970
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.1%
AT&T Wireless Services, Inc. (a).......    18,645      148,974
Nextel Communications, Inc. (Class A)
  (a)..................................     8,821      247,517
                                                   -----------
                                                       396,491
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.6%
Corning, Inc. .........................    11,026      115,001
Lucent Technologies, Inc. (a)..........    34,566       98,167
QUALCOMM, Inc. ........................     6,634      357,772
                                                   -----------
                                                       570,940
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
KLA-Tencor Corp. (a)...................     1,578       92,581
                                                   -----------
COMPUTERS (HARDWARE) -- 5.6%
Dell Inc. (a)..........................    18,731      636,105
International Business Machines
  Corp. ...............................    14,265    1,322,080
                                                   -----------
                                                     1,958,185
                                                   -----------
COMPUTERS (NETWORKING) -- 4.2%
Accenture Ltd. Bermuda (a).............     2,500       65,800
Cisco Systems, Inc. (a)................    57,238    1,390,311
                                                   -----------
                                                     1,456,111
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.7%
EMC Corp. (a)..........................    19,912      257,263
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 10.6%
Adobe Systems, Inc. ...................     1,940       76,242
eBay, Inc. (a).........................     3,579      231,168
Electronic Arts Inc. (a)...............     2,484      118,685
Intuit, Inc. (a).......................     1,510       79,894
Microsoft Corp. (a)....................    84,540    2,328,232
Oracle Corp. (a).......................    33,078      436,630

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Symantec Corp. (a).....................     2,554  $    88,496
VERITAS Software Corp. (a).............     3,545      131,732
Yahoo!, Inc. (a).......................     4,591      207,375
                                                   -----------
                                                     3,698,454
                                                   -----------
COSMETICS & TOILETRIES -- 0.4%
Avon Products, Inc. ...................     1,961      132,348
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.4%
Cardinal Health, Inc. .................     3,590      219,565
Sysco Corp. ...........................     5,366      199,776
Wm. Wrigley Jr., Co. ..................     1,138       63,967
                                                   -----------
                                                       483,308
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 0.3%
Agilent Technologies, Inc. (a).........     3,584      104,796
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 7.6%
Analog Devices, Inc. (a)...............     3,046      139,050
Intel Corp. ...........................    54,159    1,743,920
Linear Technology Corp. ...............     2,611      109,845
Maxim Integrated Products, Inc. (a)....     2,692      134,061
Texas Instruments, Inc. ...............    14,349      421,573
Xilinx, Inc. (a).......................     2,824      109,402
                                                   -----------
                                                     2,657,851
                                                   -----------
ENTERTAINMENT -- 5.0%
Harley-Davidson, Inc. .................     2,506      119,110
The Walt Disney Co. ...................    16,949      395,420
Time Warner Inc. (a)...................    36,072      648,936
Viacom, Inc. (Class A) (a).............       361       15,981
Viacom, Inc. (Class B) (a).............    12,552      557,058
                                                   -----------
                                                     1,736,505
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.9%
Applied Materials, Inc. (a)............    13,791      309,608
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 1.7%
American Express Co. ..................     9,452      455,870
SLM Corp. .............................     3,738      140,848
                                                   -----------
                                                       596,718
                                                   -----------
FOOTWEAR -- 0.3%
NIKE, Inc. (Class B)...................     1,365       93,448
                                                   -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.3%
International Game Technology..........     2,833      101,138
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 3.6%
Johnson & Johnson, Inc. ...............    24,610    1,271,353
                                                   -----------
HEALTH CARE (DRUGS) -- 0.2%
Allergan, Inc..........................     1,083       83,185
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 9.4%
Alcon, Inc. ...........................       644       38,988
Eli Lilly & Co. .......................     7,956      559,545
Forest Laboratories, Inc. (a)..........     3,032      187,378
Genentech, Inc. (a)....................     1,805      168,894
Gilead Sciences, Inc. (a)..............     1,687       98,082
Pfizer, Inc. ..........................    63,276    2,235,541
                                                   -----------
                                                     3,288,428
                                                   -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
HCA, Inc...............................     3,663      157,363
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HEALTH CARE (MANAGED CARE) -- 1.4%
St. Jude Medical, Inc. (a).............     1,430  $    87,730
UnitedHealth Group, Inc. ..............     4,864      282,988
Wellpoint Health Networks, Inc. (a)....     1,269      123,080
                                                   -----------
                                                       493,798
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 3.3%
Boston Scientific Corp. ...............     4,864      178,801
Genzyme Corp. (a)......................     1,873       92,414
Guidant Corp. .........................     2,567      154,533
Medtronic, Inc. .......................    10,050      488,531
Stryker Corp. .........................     1,147       97,506
Zimmer Holdings, Inc. (a)..............     2,005      141,152
                                                   -----------
                                                     1,152,937
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 3.7%
Colgate-Palmolive Co. .................     4,139      207,157
The Procter & Gamble Co. ..............    10,752    1,073,910
                                                   -----------
                                                     1,281,067
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 0.4%
AFLAC, Inc. ...........................     4,252      153,837
                                                   -----------
INSURANCE (MULTI-LINE) -- 3.6%
American International Group, Inc. ....    18,994    1,258,922
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
The Progressive Corp. .................     1,581      132,156
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 1.0%
The Charles Schwab Corp................     8,456      100,119
The Goldman Sachs Group, Inc...........     2,497      246,529
                                                   -----------
                                                       346,648
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 2.2%
3M Co. ................................     5,968      507,459
Danaher Corp. .........................       938       86,062
Illinois Tool Works, Inc. .............     2,195      184,182
                                                   -----------
                                                       777,703
                                                   -----------
METALS MINING -- 0.4%
Newmont Mining Corp. (Holding Co.).....     3,233      157,156
                                                   -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.8%
Schlumberger Ltd. .....................     4,870      266,486
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. ....................     2,777       89,308
                                                   -----------
PUBLISHING -- 0.3%
The McGraw-Hill Cos., Inc. ............     1,581      110,544
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.2%
Tribune Co. ...........................     1,714       88,442
                                                   -----------
RESTAURANTS -- 0.3%
Starbucks Corp. (a)....................     3,245      107,280
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 2.8%
Lowe's Cos., Inc. .....................     5,906      327,133
The Home Depot, Inc. ..................    18,865      669,519
                                                   -----------
                                                       996,652
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co., Inc. (a).................     2,190  $   114,406
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.3%
Kohl's Corp. (a).......................     2,532      113,788
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 4.5%
Costco Wholesale Corp. (a).............     3,770      140,168
Target Corp. ..........................     6,847      262,925
Wal-Mart Stores, Inc. .................    22,374    1,186,941
                                                   -----------
                                                     1,590,034
                                                   -----------
RETAIL (SPECIALTY) -- 1.0%
Amazon.com, Inc. (a)...................     2,409      126,810
Bed Bath & Beyond Inc. ................     2,455      106,424
Staples, Inc. (a)......................     4,106      112,094
                                                   -----------
                                                       345,328
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 0.4%
The Gap, Inc. .........................     5,340      123,941
                                                   -----------
RETAIL STORES (DRUG STORE) -- 0.9%
Walgreen Co. ..........................     8,502      309,303
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.4%
Omnicom Group, Inc. ...................     1,575      137,545
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.7%
Apollo Group, Inc. (a).................     1,182       80,376
InterActiveCorp (a)....................     4,393      149,055
                                                   -----------
                                                       229,431
                                                   -----------
SERVICES (DATA PROCESSING) -- 1.0%
First Data Corp. ......................     6,043      248,307
Paychex, Inc. .........................     2,802      104,234
                                                   -----------
                                                       352,541
                                                   -----------
TRUCKING -- 1.4%
FedEx Corp. ...........................     2,300      155,250
United Parcel Service, Inc. (Class
  B)...................................     4,533      337,935
                                                   -----------
                                                       493,185
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $30,326,741).........................             34,987,873
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $69,642)..................    69,642       69,642
                                                   -----------
TOTAL INVESTMENTS -- 100.1% (Cost
  $30,396,383).........................             35,057,515
OTHER ASSETS AND
  LIABILITIES -- (0.1)%................                (45,016)
                                                   -----------
NET ASSETS -- 100.0%...................            $35,012,499
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.7%
ALUMINUM -- 0.9%
Alcoa, Inc. ..........................     20,093   $  763, 534
                                                    -----------
AUTOMOBILES -- 1.4%
Ford Motor Co. .......................     41,044       656,704
General Motors Corp. .................     10,659       569,191
                                                    -----------
                                                      1,225,895
                                                    -----------
BANKS (MAJOR REGIONAL) -- 10.9%
Bank One Corp. .......................     25,920     1,181,693
BB&T Corp. ...........................     12,639       488,371
Comerica, Inc. .......................      3,790       212,467
FleetBoston Financial Corp. ..........     24,465     1,067,897
KeyCorp...............................      9,705       284,551
M&T Bank Corp. .......................      2,168       213,114
Mellon Financial Corp. ...............      9,995       320,939
National City Corp. ..................     12,816       434,975
PNC Financial Services Group..........      6,463       353,720
SouthTrust Corp. .....................      7,671       251,072
SunTrust Banks, Inc. .................      5,660       404,690
The Bank of New York Co., Inc. .......     17,914       593,312
U.S. Bancorp..........................     44,687     1,330,779
Wells Fargo & Co. ....................     39,255     2,311,727
                                                    -----------
                                                      9,449,307
                                                    -----------
BANKS (MONEY CENTER) -- 4.9%
Bank of America Corp. ................     34,493     2,774,272
Wachovia Corp. .......................     30,748     1,432,549
                                                    -----------
                                                      4,206,821
                                                    -----------
BUILDING MATERIALS GROUP -- 0.3%
Masco Corp. ..........................     10,711       293,588
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.9%
Motorola, Inc. .......................     53,967       759,316
                                                    -----------
CHEMICALS -- 2.2%
E. I. du Pont de Nemours & Co. .......     23,090     1,059,600
The Dow Chemical Co. .................     21,353       887,644
                                                    -----------
                                                      1,947,244
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.3%
PPG Industries, Inc. .................      3,968       254,031
                                                    -----------
COMPUTERS (HARDWARE) -- 1.7%
Hewlett-Packard Co. ..................     63,449     1,457,424
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.1%
Seagate Technology (a)................      3,500        66,150
                                                    -----------
CONSUMER FINANCE -- 0.8%
MBNA Corp. ...........................     26,213       651,393
                                                    -----------
ELECTRIC COMPANIES -- 12.1%
American Electric Power Co., Inc. ....      9,254       282,340
Dominion Resources, Inc. .............      7,515       479,682
Duke Energy Corp. ....................     21,110       431,699
Entergy Corp. ........................      5,289       302,161
Exelon Corp. .........................      7,561       501,748
FirstEnergy Corp. ....................      7,628       268,506
FPL Group, Inc. ......................      3,924       256,708

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
General Electric Co. .................    232,884   $ 7,214,746
Progress Energy, Inc. ................      5,703       258,118
The Southern Co. .....................     17,023       514,946
                                                    -----------
                                                     10,510,654
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.7%
Emerson Electric Co. .................      9,769       632,543
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.3%
Raytheon Co. .........................      9,699       291,358
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 14.4%
Citigroup, Inc. ......................    119,633     5,806,986
Countrywide Financial Corp. ..........      4,200       318,570
Equity Office Properties Trust........      9,235       264,583
Fannie Mae............................     20,315     1,524,844
Freddie Mac...........................     16,070       937,202
J.P. Morgan Chase & Co. ..............     47,294     1,737,109
Morgan Stanley........................     22,914     1,326,033
Prudential Financial, Inc. (a)........     12,489       521,665
                                                    -----------
                                                     12,436,992
                                                    -----------
FOODS -- 2.0%
Campbell Soup Co. ....................      5,950       159,460
ConAgra Foods, Inc. ..................     12,579       331,960
General Mills, Inc. ..................      6,889       312,072
H.J. Heinz Co. .......................      8,222       299,527
Kellogg Co. ..........................      5,492       209,135
Sara Lee Corp. .......................     18,301       397,315
                                                    -----------
                                                      1,709,469
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 3.4%
Abbott Laboratories...................     36,300     1,691,580
Bristol-Myers Squibb Co. .............     45,017     1,287,486
                                                    -----------
                                                      2,979,066
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 5.0%
Merck & Co., Inc. ....................     51,576     2,382,811
Schering-Plough Corp. ................     34,083       592,703
Wyeth.................................     30,870     1,310,432
                                                    -----------
                                                      4,285,946
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.2%
Medco Health Solutions, Inc. .........      6,335       215,327
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.8%
Kimberly-Clark Corp. .................     11,729       693,067
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.9%
John Hancock Financial Services,
  Inc. ...............................      6,746       252,975
MetLife, Inc. ........................      7,512       252,929
The Principal Financial Group, Inc.
  (a).................................      7,582       250,737
                                                    -----------
                                                        756,641
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.2%
Loews Corp. ..........................      2,936       145,185
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.9%
The Allstate Corp. ...................     16,282       700,452
The Chubb Corp. ......................      4,392       299,095
Travelers Property Casualty Corp.
  (Class A)...........................     11,799       197,987
Travelers Property Casualty Corp.
  (Class B)...........................     11,711       198,736
XL Capital Ltd. (Class A).............      3,213       249,168
                                                    -----------
                                                      1,645,438
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INVESTMENT BANKING/BROKERAGE -- 1.9%
Lehman Brothers Holdings, Inc. .......      6,434   $   496,833
Merrill Lynch & Co., Inc. ............     20,081     1,177,751
                                                    -----------
                                                      1,674,584
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.4%
Carnival Corp. .......................      8,993       357,292
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.4%
Honeywell International, Inc. ........     18,297       611,669
Ingersoll-Rand Co. ...................      4,000       271,520
Tyco International Ltd. ..............     46,281     1,226,446
                                                    -----------
                                                      2,109,635
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
Pitney Bowes, Inc. ...................      5,488       222,923
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.4%
Occidental Petroleum Corp. ...........      8,967       378,766
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 11.2%
ChevronTexaco Corp. ..................     24,743     2,137,548
ConocoPhillips........................     14,338       940,142
Devon Energy Corp. ...................      5,126       293,515
Exxon Mobil Corp. ....................    153,311     6,285,751
                                                    -----------
                                                      9,656,956
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Halliburton Co. ......................     10,205       265,330
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
International Paper Co. ..............     11,217       483,565
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. ....................      6,711       172,271
                                                    -----------
RAILROADS -- 0.8%
Burlington Northern Santa Fe Corp. ...      8,630       279,181
Union Pacific Corp. ..................      5,921       411,391
                                                    -----------
                                                        690,572
                                                    -----------
RESTAURANTS -- 0.8%
McDonald's Corp. .....................     29,430       730,747
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.5%
Limited Brands........................     10,421       187,891
Sears, Roebuck & Co. .................      5,450       247,920
                                                    -----------
                                                        435,811
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL STORES (DRUG STORE) -- 0.4%
CVS Corp. ............................      9,198   $   332,232
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.8%
Albertson's, Inc. ....................      7,489       169,626
Safeway, Inc. (a).....................     10,333       226,396
The Kroger Co. .......................     15,720       290,977
                                                    -----------
                                                        686,999
                                                    -----------
SAVINGS & LOAN COMPANIES -- 1.0%
Washington Mutual, Inc. ..............     20,814       835,058
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
Cendant Corp. (a).....................     23,460       522,454
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.3%
Electronic Data Systems Corp. ........     11,160       273,866
                                                    -----------
TELEPHONE -- 7.1%
ALLTEL Corp. .........................      7,287       339,428
AT&T Corp. ...........................     18,345       372,404
BellSouth Corp. ......................     42,903     1,214,155
SBC Communications, Inc. .............     76,748     2,000,820
Verizon Communications, Inc. .........     64,019     2,245,787
                                                    -----------
                                                      6,172,594
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.4%
Sprint Corp. .........................     21,158       347,414
                                                    -----------
TOBACCO -- 3.0%
Altria Group, Inc. ...................     47,076     2,561,876
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $82,498,140)........................               86,287,334
                                                    -----------
SHORT TERM INVESTMENTS -- 0.9%
MONEY MARKET FUND -- 0.9%
AIM Short Term Investment Class Prime
  Fund (Cost $738,031)................    738,031       738,031
                                                    -----------
TOTAL INVESTMENTS -- 100.6% (Cost
  $83,236,171)........................               87,025,365
OTHER ASSETS AND
  LIABILITIES -- (0.6)%...............                 (479,095)
                                                    -----------
NET ASSETS -- 100.0%..................              $86,546,270
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 0.8%
Alliant Techsystems, Inc. (a).........      4,685   $   270,605
Curtiss-Wright Corp. (Class B)........        794        35,651
United Defense Industries, Inc. (a)...      3,176       101,251
                                                    -----------
                                                        407,507
                                                    -----------
AIRLINES -- 0.2%
Northwest Airlines Corp. (Class A)
  (a).................................      6,848        86,422
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.8%
BorgWarner, Inc. .....................      3,308       281,411
Superior Industries International,
  Inc. ...............................      2,432       105,841
                                                    -----------
                                                        387,252
                                                    -----------
BANKS (REGIONAL) -- 4.8%
Cullen/Frost Bankers, Inc. ...........      6,287       255,064
East West Bancorp, Inc. ..............      2,933       157,443
First BanCorp. .......................      4,485       177,382
Hudson United Bancorp.................      5,416       200,121
Investors Financial Services Corp. ...      7,919       304,169
Park National Corp. ..................      1,329       150,376
Provident Financial Services, Inc. ...      7,487       141,504
Silicon Valley Bancshares (a).........      4,207       151,746
Southwest Bancorporation of Texas,
  Inc. (a)............................      3,961       153,885
Texas Regional Bancshare, Inc. .......      3,305       122,285
UCBH Holdings, Inc. ..................      5,456       212,620
W Holding Co., Inc. ..................      9,501       176,814
Westamerica Bancorp...................      3,944       196,017
                                                    -----------
                                                      2,399,426
                                                    -----------
BIOTECHNOLOGY -- 3.5%
Abgenix, Inc. (a).....................      9,391       117,012
Alexion Pharmaceuticals, Inc. (a).....      2,609        44,405
Applera Corp-Celera Genomics Group
  (a).................................      8,787       122,227
Biosite, Inc. (a).....................      1,909        55,266
Cell Genesys, Inc. (a)................      4,585        59,330
CV Therapeutics, Inc. (a).............      3,516        51,545
Enzo Biochem, Inc. (a)................      3,414        61,145
Enzon, Inc. (a).......................      5,284        63,408
Martek Biosciences Corp. (a)..........      3,364       218,559
Myriad Genetics, Inc. (a).............      3,275        42,116
NPS Pharmaceuticals, Inc. (a).........      4,454       136,916
OSI Pharmaceuticals, Inc. (a).........      4,720       152,031
Protein Design Labs, Inc. (a).........     11,393       203,935
Regeneron Pharmaceuticals, Inc. (a)...      4,615        67,887
Techne Corp. (a)......................      4,996       188,749
Transkaryotic Therapies, Inc. (a).....      3,348        52,262
Trimeris, Inc. (a)....................      1,745        36,610
XOMA Ltd. (a).........................     10,074        66,488
                                                    -----------
                                                      1,739,891
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.0%
Cox Radio, Inc. (Class A) (a).........      4,587       115,730
Emmis Communications Corp. (a)........      6,019       162,814
Insight Communications Co., Inc.
  (Class A) (a).......................      5,536        57,076
UnitedGlobalCom, Inc. (Class A) (a)...     12,776       108,340
Young Broadcasting, Inc. (Class A)
  (a).................................      2,138        42,846
                                                    -----------
                                                        486,806
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BUILDING MATERIALS GROUP -- 0.3%
Florida Rock Industries, Inc. ........      2,831   $   155,280
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.6%
Nextel Partners, Inc. (Class A) (a)...      4,754        63,941
United States Cellular Corp. (a)......      1,882        66,811
Western Wireless Corp. (a)............      8,471       155,528
                                                    -----------
                                                        286,280
                                                    -----------
CHEMICALS (SPECIALTY) -- 1.7%
Cabot Microelectronics Corp. .........      3,012       147,588
Cytec Industries, Inc. (a)............      4,371       167,803
MacDermid, Inc. ......................      2,735        93,646
Minerals Technologies Inc. ...........      2,516       149,073
Valspar Corp. ........................      5,674       280,409
                                                    -----------
                                                        838,519
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.8%
ADTRAN, Inc. (a)......................      5,184       160,704
Avid Technology, Inc. (a).............      3,690       177,120
Finisar Corp. ........................     20,947        65,564
Inter-Tel, Inc. ......................      2,348        58,653
RF Micro Devices, Inc. (a)............     22,386       224,979
Tekelec (a)...........................      7,453       115,894
United Online, Inc. (a)...............      5,746        96,476
                                                    -----------
                                                        899,390
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.7%
Brooks Automation, Inc. (a)...........      5,290       127,859
Kronos Inc. (a).......................      3,635       143,982
Mindspeed Technologies Inc. (a).......     11,110        76,104
                                                    -----------
                                                        347,945
                                                    -----------
COMPUTERS (HARDWARE) -- 0.8%
Computer Network Technology Corp.
  (a).................................      2,994        28,563
Concurrent Computer Corp. (a).........      6,780        29,629
Echelon Corp. (a).....................      3,930        43,780
McDATA Corp. (Class A) (a)............      9,833        93,708
McDATA Corp. (Class B) (a)............      2,617        24,940
National Instruments Corp. (a)........      4,172       189,701
                                                    -----------
                                                        410,321
                                                    -----------
COMPUTERS (NETWORKING) -- 0.4%
Integrated Device Technology, Inc.
  (a).................................     12,778       219,398
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.1%
Advanced Digital Information Corp.
  (a).................................      7,630       106,820
M-Systems Flash Disk Pioneers, Ltd.
  (a).................................      3,152        54,467
MICROS Systems, Inc. (a)..............      2,210        95,826
Western Digital Corp. (a).............     25,031       295,115
                                                    -----------
                                                        552,228
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 7.0%
Advent Software, Inc. (a).............      3,769        65,694
Ariba, Inc. (a).......................     30,350        91,050
CheckFree Corp. (a)...................      7,946       219,707
CNET Networks, Inc. (a)...............     15,919       108,568
Dendrite International, Inc. (a)......      4,555        71,377
E.piphany, Inc. (a)...................      9,016        65,005
Earthlink, Inc. (a)...................     17,919       179,190
Entrust, Inc. (a).....................      6,551        26,728
F5 Networks, Inc. (a).................      3,279        82,303
Hyperion Solutions Corp. (a)..........      4,842       145,938

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Imation Corp. ........................      4,331   $   152,235
Informatica Corp. (a).................     10,255       105,626
Internet Security Systems, Inc. (a)...      5,355       100,835
Keynote Systems, Inc. (a).............      1,892        22,515
Macromedia, Inc. (a)..................      7,876       140,508
Macrovision Corp. (a).................      5,075       114,644
MatrixOne, Inc. (a)...................      5,241        32,284
Mercury Computer System, Inc. (a).....      2,533        63,072
Micromuse, Inc. (a)...................      9,536        65,798
NetIQ Corp. (a).......................      7,003        92,790
NetScreen Technologies, Ins. (a)......      8,350       206,662
Packeteer, Inc. (a)...................      3,695        62,741
PC-Tel, Inc. (a)......................      2,237        23,735
Quest Software, Inc. (a)..............      5,459        77,518
RadiSys Corp. (a).....................      1,969        33,197
Red Hat, Inc. (a).....................     16,758       314,548
Retek, Inc. (a).......................      6,639        61,610
SERENA Software, Inc. (a).............      2,706        49,655
Sybase, Inc. (a)......................     11,799       242,823
Take-Two Interactive Software, Inc.
  (a).................................      5,374       154,825
TIBCO Software, Inc. (a)..............     11,642        78,816
Verity, Inc. (a)......................      4,522        75,472
Vignette Corp. (a)....................     31,025        70,427
WatchGuard Technologies, Inc. (a).....      3,547        20,643
webMethods, Inc. (a)..................      6,365        58,240
                                                    -----------
                                                      3,476,779
                                                    -----------
CONSTRUCTION -- 0.4%
Hovnanian Enterprises, Inc. (a).......      1,968       171,334
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.8%
Blyth, Inc. ..........................      4,011       129,235
Fossil, Inc. (a)......................      3,103        86,915
Lancaster Colony Corp. ...............      3,432       154,989
                                                    -----------
                                                        371,139
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
Performance Food Group Co. (a)........      5,558       201,033
Priority Healthcare Corp. (Class B)
  (a).................................      4,423       106,638
                                                    -----------
                                                        307,671
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.5%
Avocent Corp. (a).....................      5,711       208,566
Benchmark Electronics, Inc. (a).......      4,974       173,145
Black Box Corp. (a)...................      2,207       101,677
C&D Technologies, Inc. ...............      3,146        60,309
Power-One, Inc. (a)...................      8,851        95,856
Three-Five Systems, Inc. (a)..........      2,697        14,132
Veeco Instruments, Inc. (a)...........      3,097        87,335
                                                    -----------
                                                        741,020
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.8%
Amphenol Corp. (a)....................      3,821       244,277
Varian Inc. (a).......................      4,126       172,178
                                                    -----------
                                                        416,455
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.5%
Molecular Devices Corp. (a)...........      1,649        31,314
Newport Corp. (a).....................      4,743        78,402
Trimble Navigation, Ltd. (a)..........      3,996       148,811
                                                    -----------
                                                        258,527
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (SEMICONDUCTORS) -- 5.2%
Credence Systems Corp. (a)............      7,729   $   101,714
Cree, Inc. (a)........................      9,015       159,475
Cypress Semiconductor Corp. (a).......     14,568       311,172
DSP Group, Inc. (a)...................      3,426        85,342
GlobespanVirata, Inc. (a).............     18,124       106,569
Integrated Circuit Systems, Inc.
  (a).................................      8,744       249,116
Kopin Corp. (a).......................      8,444        56,659
Micrel Inc. ..........................      8,142       126,852
New Focus, Inc. (a)...................      6,133        30,788
OmniVision Technologies, Inc. (a).....      3,261       180,170
Power Integrations, Inc. (a)..........      3,662       122,530
Semtech Corp. (a).....................      8,934       203,070
Silicon Image, Inc. (a)...............      8,173        59,091
Silicon Laboratories, Inc. (a)........      3,945       170,503
Siliconix, Inc. (a)...................        644        29,431
Skyworks Solutions, Inc. (a)..........     17,127       149,005
Varian Semiconductor Equipment
  Associates, Inc. (a)................      4,165       181,969
Vitesse Semiconductor Corp. ..........     25,755       151,182
Zoran Corp. (a).......................      5,140        89,385
                                                    -----------
                                                      2,564,023
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.8%
EMCOR Group, Inc. (a).................      1,846        81,039
Jacobs Engineering Group, Inc. (a)....      6,190       297,182
                                                    -----------
                                                        378,221
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.8%
Asyst Technologies, Inc. (a)..........      5,132        89,040
ATMI, Inc. (a)........................      3,780        87,469
Cymer, Inc. (a).......................      4,382       202,405
Donaldson Co., Inc. ..................      4,643       274,680
Helix Technology Corp. ...............      3,176        65,362
Kulicke and Soffa Industries, Inc.
  (a).................................      6,114        87,919
LTX Corp. (a).........................      6,069        91,217
                                                    -----------
                                                        898,092
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 0.5%
Catellus Development Corp. ...........     10,124       244,191
                                                    -----------
FOODS -- 0.5%
American Italian Pasta Co. (Class A)
  (a).................................      2,177        91,216
Hain Celestial Group, Inc. (a)........      3,367        78,148
Tootsie Roll Industries, Inc. ........      2,687        96,732
                                                    -----------
                                                        266,096
                                                    -----------
FOOTWEAR -- 1.0%
Kenneth Cole Productions, Inc. (Class
  A) (a)..............................      1,122        32,987
Payless ShoeSource, Inc. (a)..........      8,294       111,140
Reebok International, Ltd. ...........      5,607       220,467
The Timberland Co. (Class A) (a)......      2,356       122,677
                                                    -----------
                                                        487,271
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 1.0%
Aztar Corp. (a).......................      4,124        92,790
Mandalay Resort Group.................      6,706       299,892
Station Casinos, Inc. ................      3,998       122,459
                                                    -----------
                                                        515,141
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
GAS & PIPELINE UTILITIES -- 0.4%
UGI Corp. ............................      5,142   $   174,314
                                                    -----------
HARDWARE & TOOLS -- 0.3%
The Scotts Co. (Class A) (a)..........      2,639       156,123
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 4.5%
Accredo Health, Inc. (a)..............      5,845       184,760
Cell Therapeutics, Inc. (a)...........      3,329        28,962
Cubist Pharmaceuticals, Inc. (a)......      4,836        58,806
Human Genome Sciences, Inc. (a).......     15,686       207,840
Ligand Pharmaceuticals, Inc. (Class B)
  (a).................................      8,105       119,062
Medicis Pharmaceutical Corp. (Class A)
  (a).................................      3,305       235,647
Nektar Therapeutics (a)...............      6,810        92,684
Neurocrine Biosciences, Inc. (a)......      4,639       253,011
Noven Pharmaceuticals, Inc. (a).......      2,475        37,645
Pharmaceutical Resources, Inc. .......      4,161       271,089
Sepracor, Inc. (a)....................     10,338       247,388
Taro Pharmaceutical Industries Ltd.
  (a).................................      3,276       211,302
Tularik, Inc. (a).....................      6,296       101,680
United Therapeutics Corp. (a).........      2,540        58,293
Vertex Pharmaceuticals, Inc. (a)......      9,489        97,073
                                                    -----------
                                                      2,205,242
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.7%
LifePoint Hospitals, Inc. (a).........      4,278       125,987
Odyssey Healthcare, Inc. (a)..........      4,458       130,441
Province Healthcare Co. (a)...........      5,239        83,824
                                                    -----------
                                                        340,252
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.7%
Apria Healthcare Group Inc. (a).......      6,171       175,688
Select Medical Corp. .................      9,832       160,065
                                                    -----------
                                                        335,753
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 5.8%
Alkermes, Inc. (a)....................     10,801       145,813
ArthroCare Corp. (a)..................      2,477        60,687
Bio Rad Laboratories, Inc. (a)........      1,970       113,610
Charles River Laboratories
  International, Inc. (a).............      5,531       189,879
Cyberonics, Inc. (a)..................      2,184        69,910
Diagnostic Products Corp. ............      2,758       126,620
Edwards Lifesciences Corp. (a)........      7,129       214,440
IDEXX Laboratories, Inc. (a)..........      4,267       197,477
INAMED Corp. (a)......................      4,214       202,525
Invacare Corp. .......................      3,677       148,440
MGI Pharma, Inc. (a)..................      3,811       156,823
Millipore Corp. ......................      5,885       253,349
PolyMedica Corp. (a)..................      3,112        81,877
ResMed, Inc. (a)......................      4,080       169,483
Respironics, Inc. (a).................      4,321       194,834
STERIS Corp. (a)......................      8,446       190,880
The Cooper Companies, Inc. ...........      3,868       182,299
The Medicines Co (a)..................      5,366       158,082
                                                    -----------
                                                      2,857,028
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 2.1%
Cerner Corp. (a)......................      3,425       129,636
CuraGen Corp. (a).....................      4,424        32,428

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Davita, Inc. (a)......................      7,700   $   300,300
FuelCell Energy, Inc. (a).............      4,327        56,251
InterMune Inc. (a)....................      3,887        90,023
Maxygen, Inc. (a).....................      3,278        34,845
Pharmaceutical Product Development,
  Inc. (a)............................      6,046       163,061
Renal Care Group, Inc. (a)............      5,924       244,069
                                                    -----------
                                                      1,050,613
                                                    -----------
HOMEBUILDING -- 0.8%
Beazer Homes USA, Inc. ...............      1,570       153,326
The Ryland Group, Inc. ...............      2,983       264,413
                                                    -----------
                                                        417,739
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.4%
Ethan Allen Interiors, Inc. ..........      4,484       187,790
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.4%
Church & Dwight Co., Inc. ............      4,941       195,664
                                                    -----------
INSURANCE BROKERS -- 0.7%
Brown & Brown, Inc. ..................      6,805       221,911
Hilb, Rogal and Hamilton Co. .........      3,911       125,426
                                                    -----------
                                                        347,337
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.5%
StanCorp Financial Group, Inc. .......      3,538       222,469
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.5%
Interactive Data Corp. (a)............      4,289        71,026
Jefferies Group, Inc. ................      5,954       196,601
                                                    -----------
                                                        267,627
                                                    -----------
INVESTMENT MANAGEMENT -- 0.9%
Affiliated Managers Group, Inc. (a)...      2,620       182,326
Eaton Vance Corp. ....................      7,430       272,235
                                                    -----------
                                                        454,561
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.0%
International Speedway Corp. (Class
  A)..................................      3,183       142,153
Polaris Industries, Inc. .............      2,601       230,396
Winnebago Industries, Inc. ...........      1,416        97,350
                                                    -----------
                                                        469,899
                                                    -----------
MACHINERY (DIVERSIFIED) -- 1.5%
Graco Inc.............................      5,587       224,039
IEDX Corp. ...........................      3,777       157,085
MSC Industrial Direct Co., Inc. (Class
  A) (a)..............................      4,181       114,977
The Manitowoc Co., Inc. ..............      3,208       100,090
The Toro Co. .........................      3,010       139,664
                                                    -----------
                                                        735,855
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.3%
Actuant Corp. (a).....................      2,861       103,568
AMETEK, Inc. .........................      4,036       194,777
AptarGroup, Inc. .....................      4,080       159,120
Carlisle Cos., Inc. ..................      3,774       229,686
CLARCOR Inc. .........................      3,038       133,976
Gen Probe, Inc. (a)...................      5,897       215,064
Photon Dynamics, Inc. (a).............      1,984        79,836
                                                    -----------
                                                      1,116,027
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MANUFACTURING (SPECIALIZED) -- 1.7%
Briggs & Stratton Corp. ..............      2,682   $   180,767
Cognex Corp. .........................      4,611       130,215
Dionex Corp. (a)......................      2,606       119,928
Roper Industries, Inc. ...............      4,373       215,414
Teleflex, Inc. .......................      4,319       208,737
                                                    -----------
                                                        855,061
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.9%
Equitable Resources, Inc. ............      7,545       323,832
Western Gas Resources, Inc. ..........      2,653       125,354
                                                    -----------
                                                        449,186
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.9%
HON Industries, Inc. .................      5,777       250,260
United Stationers, Inc. (a)...........      4,131       169,040
                                                    -----------
                                                        419,300
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.3%
Atwood Oceanics, Inc. (a).............      1,293        41,298
FMC Technologies, Inc. (a)............      7,520       175,216
Grey Wolf, Inc. (a)...................     22,000        82,280
Oceaneering International, Inc. (a)...      2,946        82,488
Varco International, Inc. (a).........     11,882       245,126
                                                    -----------
                                                        626,408
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 3.0%
Evergreen Resources, Inc. (a).........      5,205       169,214
Forest Oil Corp. (a)..................      6,499       185,676
Newfield Exploration Co. (a)..........      6,140       273,476
Noble Energy, Inc. ...................      6,541       290,617
Patina Oil & Gas Corp. ...............      4,127       202,182
Stone Energy Corp. (a)................      3,025       128,411
Tom Brown, Inc. (a)...................      4,688       151,188
Unit Corp. (a)........................      4,432       104,374
                                                    -----------
                                                      1,505,138
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Rayonier, Inc. .......................      6,442       267,407
                                                    -----------
PERSONAL CARE -- 0.4%
NBTY, Inc. (a)........................      7,335       197,018
                                                    -----------
PUBLISHING -- 0.7%
John Wiley & Sons, Inc. (Class A).....      4,738       123,330
Meredith Corp. .......................      4,923       240,292
                                                    -----------
                                                        363,622
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 1.0%
Lee Enterprises, Inc. ................      4,289       187,215
McClatchy Co. ........................      2,375       163,400
Media General, Inc. ..................      2,534       164,963
                                                    -----------
                                                        515,578
                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 4.4%
CBL & Associates Properties, Inc. ....      3,631       205,151
CenterPoint Properties Corp. .........      2,744       205,526
Chelsea Property Group, Inc. (a)......      5,295       290,219
Essex Property Trust, Inc. ...........      2,516       161,577
Federal Realty Investment Trust.......      5,963       228,920
Macerich Co. .........................      7,054       313,903
Manufactured Home Communities,
  Inc. ...............................      2,560        96,384
Mills Corp. ..........................      4,699       206,756

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
The St. Joe Co. ......................      4,875   $   181,789
Weingarten Realty Investors...........      6,065       268,983
                                                    -----------
                                                      2,159,208
                                                    -----------
RESTAURANTS -- 3.0%
CBRL Group, Inc. .....................      6,025       230,517
CEC Entertainment, Inc. (a)...........      3,141       148,852
P F Chang's China Bistro, Inc. (a)....      2,932       149,180
Papa John's International, Inc. (a)...      1,617        53,976
Ruby Tuesday, Inc. ...................      7,857       223,846
Sonic Corp. (a).......................      4,768       145,996
The Cheesecake Factory, Inc. (a)......      5,814       255,990
Triarc Companies, Inc. ...............      1,415        16,725
                                                    -----------
                                                      1,489,016
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.9%
Cost Plus, Inc. (a)...................      2,657       108,937
Tractor Supply Co. (a)................      3,797       147,665
Zale Corp. (a)........................      3,139       166,995
                                                    -----------
                                                        423,597
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.3%
Freds, Inc. ..........................      3,947       122,278
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.3%
99 Cents Only Stores (a)..............      6,124       166,757
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.3%
Insight Enterprises, Inc. (a).........      5,694       107,047
ValueVision Media, Inc. (Class A)
  (a).................................      3,059        51,085
                                                    -----------
                                                        158,132
                                                    -----------
RETAIL (SPECIALTY) -- 1.8%
Barnes & Noble, Inc. (a)..............      6,492       213,262
Claire's Stores, Inc. ................      9,838       185,348
Guitar Center, Inc. (a)...............      2,833        92,299
Linen 'n Things, Inc. (a).............      5,456       164,117
O'Reilly Automotive, Inc. (a).........      6,634       254,480
                                                    -----------
                                                        909,506
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 1.9%
American Eagle Outfitters, Inc. (a)...      6,262       102,697
AnnTaylor Stores Corp. (a)............      5,516       215,124
Christopher & Banks Corp. ............      4,622        90,268
Hot Topic, Inc. (a)...................      5,797       170,780
Pacific Sunwear of California, Inc.
  (a).................................      9,454       199,668
Talbots, Inc. ........................      2,825        86,953
The Children's Place Retail Stores,
  Inc. (a)............................      3,222        86,124
                                                    -----------
                                                        951,614
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.8%
Krispy Kreme Doughnuts, Inc. (a)......      6,844       250,491
Panera Bread Co (a)...................      3,461       136,813
                                                    -----------
                                                        387,304
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.5%
Downey Financial Corp. ...............      2,491       122,806
NetBank, Inc. (a).....................      5,789        77,283
PFF Bancorp, Inc. ....................      1,585        57,504
                                                    -----------
                                                        257,593
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SERVICES (ADVERTISING/MARKETING) -- 1.8%
ADVO, Inc. (a)........................      3,688   $   117,131
Catalina Marketing Corp. (a)..........      5,713       115,174
FTI Consulting, Inc. (a)..............      5,105       119,304
Harte-Hanks, Inc. ....................      6,187       134,567
Hudson Highland Group, Inc. (a).......        958        22,849
R.H. Donnelley Corp. .................      3,767       150,077
The Corporate Executive Board Co.
  (a).................................      4,509       210,435
                                                    -----------
                                                        869,537
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 5.5%
Arbitron, Inc. (a)....................      3,722       155,282
Copart, Inc. (a)......................      8,057       132,941
DeVry, Inc. (a).......................      7,491       188,249
Education Management Corp. (a)........      7,258       225,288
G & K Services, Inc. .................      2,326        85,481
Getty Images, Inc. (a)................      5,368       269,098
IGEN International, Inc. (a)..........      2,355       138,733
Imagistics International, Inc. (a)....      2,070        77,625
ITT Educational Services, Inc. (a)....      5,484       257,584
Learning Tree International, Inc.
  (a).................................      1,055        18,346
Pre-Paid Legal Services, Inc. (a).....      1,341        35,027
Priceline. com Inc. (a)...............      2,634        47,149
Rambus, Inc. (a)......................     11,153       342,397
Regis Corp. ..........................      5,270       208,270
Rent-A-Center, Inc. ..................      9,763       291,718
Roto-Rooter, Inc. ....................      1,035        47,714
Sunrise Assisted Living, Inc. (a).....      2,137        82,787
Sylvan Learning Systems, Inc. (a).....      4,893       140,869
                                                    -----------
                                                      2,744,558
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.5%
CACI International, Inc. (a)..........      3,465       168,468
Digital River, Inc. (a)...............      3,588        79,295
MedQuist, Inc. (a)....................      1,293        20,766
                                                    -----------
                                                        268,529
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SERVICES (DATA PROCESSING) -- 0.5%
Global Payments, Inc. ................      3,305   $   155,732
NDCHealth Corp. ......................      3,881        99,431
                                                    -----------
                                                        255,163
                                                    -----------
TEXTILES (APPAREL) -- 0.2%
Quiksilver, Inc. (a)..................      6,751       119,695
                                                    -----------
TRUCKING -- 1.0%
J.B. Hunt Transport Services, Inc.
  (a).................................      6,925       187,044
Landstar Systems, Inc. (a)............      3,638       138,390
Swift Transportation Co., Inc. (a)....      6,757       142,032
                                                    -----------
                                                        467,466
                                                    -----------
TRUCKS & PARTS -- 0.6%
Oshkosh Truck Corp. ..................      4,161       212,336
Wabash National Corp. (a).............      2,923        85,644
                                                    -----------
                                                        297,980
                                                    -----------
WASTE MANAGEMENT -- 0.7%
Stericycle, Inc. (a)..................      5,075       237,003
Waste Connections, Inc. (a)...........      3,413       128,909
                                                    -----------
                                                        365,912
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $45,749,033)..................               49,459,481
                                                    -----------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime
  Fund (Cost $199,161)................    199,161       199,161
                                                    -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $45,948,194)..................               49,658,642
OTHER ASSETS AND
  LIABILITIES -- (0.2)%...............                  (89,174)
                                                    -----------
NET ASSETS -- 100.0%..................              $49,569,468
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
COMMON STOCKS -- 99.4%
AEROSPACE/DEFENSE -- 0.8%
AAR Corp. ..........................        4,341   $    64,898
Precision Castparts Corp. ..........        9,052       411,051
                                                    -----------
                                                        475,949
                                                    -----------
AGRICULTURE -- 0.9%
Corn Products International,
  Inc. .............................        4,986       171,768
IMC Global, Inc. ...................       15,343       152,356
Universal Corp. ....................        3,656       161,485
                                                    -----------
                                                        485,609
                                                    -----------
AIR FREIGHT -- 0.2%
EGL, Inc. (a).......................        5,343        93,823
                                                    -----------
AIRLINES -- 1.0%
AirTran Holdings, Inc. (a)..........       12,230       145,537
Alaska Air Group, Inc. (a)..........        3,939       107,496
Continental Airlines, Inc. (Class B)
  (a)...............................        9,586       155,964
SkyWest, Inc. ......................        8,450       153,114
                                                    -----------
                                                        562,111
                                                    -----------
AUTO PARTS & EQUIPMENT -- 2.6%
ArvinMeritor, Inc. .................       10,005       241,321
Cooper Tire & Rubber Co. ...........       10,749       229,814
Modine Manufacturing Co. ...........        4,444       119,899
Snap-on, Inc. ......................        7,745       249,699
The Goodyear Tire & Rubber Co. .....       25,597       201,192
Tower Automotive, Inc. (a)..........        7,540        51,498
United Rentals, Inc. (a)............        9,576       184,434
Visteon Corp. ......................       18,179       189,243
                                                    -----------
                                                      1,467,100
                                                    -----------
BANKS (REGIONAL) -- 9.0%
AMCORE Financial, Inc. .............        3,412        92,192
BancorpSouth, Inc. .................       10,652       252,666
Bank of Hawaii Corp. ...............        8,135       343,297
BSB Bancorp, Inc. ..................        1,362        53,799
Chittenden Corp. ...................        5,324       179,099
Citizens Banking Corp. .............        5,402       176,753
Colonial BancGroup, Inc. ...........       18,213       315,449
Commercial Federal Corp. ...........        6,184       165,175
Community First Bankshares, Inc. ...        5,443       157,520
First Midwest Bancorp, Inc. ........        6,837       221,587
First Niagara Financial Group,
  Inc. .............................        9,625       143,509
FirstMerit Corp. ...................       10,522       283,778
Fulton Financial Corp. .............       15,900       348,369
Greater Bay Bancorp.................        7,629       217,274
Independence Community Bank
  Corp. ............................        7,180       258,265
Old National Bancorp................        9,234       210,997
Provident Bankshares Corp. .........        3,645       107,309
Provident Financial Corp. ..........        4,454       142,305
Republic Bancorp, Inc. .............        9,406       126,887
Sky Financial Group, Inc. ..........       13,544       351,331
South Financial Group, Inc. ........        8,588       239,262
Sterling Bancshares, Inc. ..........        6,547        87,272
Trustmark Corp. ....................        7,566       221,457
United Bankshares, Inc. ............        6,086       189,883
Whitney Holding Corp. ..............        5,859       240,160
                                                    -----------
                                                      5,125,595
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
BEVERAGES (ALCOHOLIC) -- 0.1%
The Robert Mondavi Corp. (a)........        1,439   $    55,891
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.3%
PepsiAmericas, Inc. ................       11,629       199,088
                                                    -----------
BIOTECHNOLOGY -- 0.3%
Gene Logic, Inc. (a)................        4,623        23,993
Immunomedics, Inc. (a)..............        6,218        28,354
Incyte Genomics, Inc. (a)...........       10,669        72,976
Lexicon Genetics, Inc. (a)..........        6,205        36,548
                                                    -----------
                                                        161,871
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.2%
Hearst-Argyle Television, Inc.
  (a)...............................        3,851       106,134
Sinclair Broadcast Group, Inc.
  (a)...............................        6,508        97,099
Sirius Satellite Radio, Inc. (a)....      145,988       461,322
                                                    -----------
                                                        664,555
                                                    -----------
BUILDING MATERIALS GROUP -- 0.4%
Lafarge North America, Inc. ........        4,353       176,384
USG Corp. ..........................        4,806        79,635
                                                    -----------
                                                        256,019
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.1%
Powerwave Technologies, Inc. (a)....        8,437        64,543
                                                    -----------
CHEMICALS -- 0.9%
Georgia Gulf Corp. .................        4,784       138,162
Lyondell Chemical Co. ..............       23,777       403,020
                                                    -----------
                                                        541,182
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.8%
FMC Corp. (a).......................        4,825       164,677
Olin Corp. .........................        8,545       171,413
OM Group, Inc. (a)..................        4,196       109,893
                                                    -----------
                                                        445,983
                                                    -----------
CHEMICALS (SPECIALTY) -- 2.6%
A. Schulman, Inc. ..................        4,377        93,318
Crompton Corp. .....................       16,355       117,265
Ferro Corp. ........................        6,019       163,777
Great Lakes Chemical Corp. .........        6,371       173,228
H.B. Fuller Co. ....................        4,204       125,027
Hercules, Inc. (a)..................       14,576       177,827
Lubrizol Corp. .....................        7,519       244,518
Millennium Chemicals, Inc. .........        9,351       118,571
RPM, Inc. ..........................       16,853       277,400
                                                    -----------
                                                      1,490,931
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.3%
Anaren, Inc. (a)....................        3,255        45,961
Andrew Corp. (a)....................       21,451       246,901
Arris Group, Inc. (a)...............        7,924        57,370
Cable Design Technologies Corp.
  (a)...............................        5,661        50,892
CommScope, Inc. (a).................        7,261       118,572
Harmonic, Inc. (a)..................        9,373        67,954
REMEC, Inc. (a).....................        8,063        67,810
Stratex Networks, Inc. (a)..........       10,046        42,695
Tollgrade Communications, Inc.
  (a)...............................        2,003        35,113
                                                    -----------
                                                        733,268
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Agilysys, Inc. .....................        4,498        50,153
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
COMPUTERS (HARDWARE) -- 0.4%
Gateway, Inc. (a)...................       31,904   $   146,758
MRV Communications, Inc. (a)........       15,539        58,427
Silicon Graphics, Inc. (a)..........       28,441        38,964
                                                    -----------
                                                        244,149
                                                    -----------
COMPUTERS (NETWORKING) -- 0.2%
Extreme Networks, Inc. (a)..........       16,323       117,689
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.2%
Electronics for Imaging, Inc. (a)...        7,874       204,882
Maxtor Corp. (a)....................       35,952       399,067
Quantum Corp. (a)...................       22,829        71,226
                                                    -----------
                                                        675,175
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 2.9%
Agile Software Corp. (a)............        6,730        66,627
American Management Systems, Inc.
  (a)...............................        6,283        94,685
Ascential Software Corp. (a)........        8,653       224,372
Autodesk, Inc. .....................       16,347       401,809
Manugistics Group, Inc. (a).........        9,276        57,975
MRO Software, Inc. (a)..............        2,889        38,886
Parametric Technology Corp. (a).....       38,767       152,742
Perot Systems Corp. (Class A) (a)...       10,821       145,867
Pharmacopeia, Inc. (a)..............        3,544        50,360
RealNetworks, Inc. (a)..............       16,128        92,091
RSA Security, Inc. (a)..............        8,742       124,136
Systems & Computer Technology Corp.
  (a)...............................        5,005        81,832
THQ, Inc. (a).......................        5,538        93,648
                                                    -----------
                                                      1,625,030
                                                    -----------
CONSTRUCTION -- 0.4%
Granite Construction, Inc. .........        4,706       110,544
Texas Industries, Inc. .............        3,133       115,921
                                                    -----------
                                                        226,465
                                                    -----------
CONSUMER FINANCE -- 0.6%
AmeriCredit Corp. (a)...............       22,864       364,223
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.3%
American Greetings Corp. (Class A)
  (a)...............................        9,027       197,420
                                                    -----------
CONTAINERS (METALS & GLASS) -- 1.0%
Crown Holdings, Inc. ...............       24,146       218,763
Lattice Semiconductor Corp. (a).....       15,532       150,350
Owens-Illinois, Inc. (a)............       16,335       194,223
                                                    -----------
                                                        563,336
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. ...................        2,104        55,714
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.2%
PSS World Medical, Inc. (a).........        9,866       119,083
                                                    -----------
ELECTRIC COMPANIES -- 4.7%
Allegheny Energy, Inc. .............       18,547       236,660
ALLETE, Inc. .......................       11,400       348,840
Avista Corp. .......................        6,696       121,332
Black Hills Corp. ..................        4,674       139,425
Cleco Corp. ........................        6,935       124,691
CMS Energy Corp. ...................       23,518       200,373
El Paso Electric Co. (a)............        7,073        94,425
Hawaiian Electric Industries,
  Inc. .............................        5,527       261,814

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
IDACORP, Inc. ......................        5,535   $   165,607
OGE Energy Corp. ...................       12,700       307,213
PNM Resources, Inc. ................        5,890       165,509
Sierra Pacific Resources............       17,137       125,786
Texas Genco Holdings, Inc. .........        2,263        73,547
Unisource Energy Corp. .............        4,666       115,064
Westar Energy, Inc. ................       10,552       213,678
                                                    -----------
                                                      2,693,964
                                                    -----------
ELECTRIC UTILITIES -- 0.4%
Peabody Energy Corp. ...............        5,424       226,235
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.4%
Acuity Brands, Inc. ................        5,591       144,248
Artesyn Technologies, Inc. (a)......        5,761        49,084
C-COR.net Corp. (a).................        5,396        60,058
Checkpoint Systems, Inc. (a)........        4,840        91,524
Cohu, Inc. .........................        2,956        56,607
Plexus Corp. (a)....................        6,292       108,034
Technitrol, Inc. ...................        5,445       112,929
Thomas & Betts Corp. (a)............        8,534       195,343
                                                    -----------
                                                        817,827
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.6%
GrafTech International Ltd. (a).....       13,096       176,796
KEMET Corp. ........................       11,809       161,665
                                                    -----------
                                                        338,461
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Aeroflex, Inc. (a)..................        9,816       114,749
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.8%
Methode Electronics, Inc. (Class
  A)................................        5,223        63,877
Orbotech, Ltd. (a)..................        4,734       113,237
PerkinElmer, Inc. ..................       17,056       291,146
                                                    -----------
                                                        468,260
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 1.3%
Adaptec, Inc. (a)...................       15,861       140,052
Conexant Systems, Inc. (a)..........       40,486       201,215
ESS Technology, Inc. (a)............        4,573        77,787
Silicon Storage Technology, Inc.
  (a)...............................       12,339       135,729
Transmeta Corp. (a).................       20,725        70,465
TriQuint Semiconductor, Inc. (a)....       18,081       127,833
                                                    -----------
                                                        753,081
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.5%
Dycom Industries, Inc. (a)..........        7,062       189,403
McDermott International, Inc. (a)...        8,599       102,758
                                                    -----------
                                                        292,161
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.3%
Axcelis Technologies, Inc. (a)......       14,628       149,498
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 13.0%
Annaly Mortgage Management, Inc. ...       13,993       257,471
Arden Realty, Inc. .................        9,359       283,952
Brandywine Realty Trust.............        5,853       156,685
BRE Properties, Inc. (Class A)......        6,866       229,324
Camden Property Trust...............        5,210       230,803
Capital Automotive REIT.............        4,248       135,936
CarrAmerica Realty Corp. ...........        7,702       229,366
Colonial Properties Trust...........        3,298       130,601

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Cousins Properties, Inc. ...........        5,651   $   172,921
Developers Diversified Realty
  Corp. ............................       12,034       403,981
Equity Inns, Inc. ..................        6,037        54,635
FelCor Lodging Trust, Inc. .........        6,885        76,286
First Industrial Realty Trust,
  Inc. .............................        5,742       193,792
Glenborough Realty Trust, Inc. .....        4,112        82,034
Health Care REIT, Inc. .............        7,205       259,380
Healthcare Realty Trust, Inc. ......        6,252       223,509
Highwoods Properties, Inc. .........        7,748       196,799
Home Properties of New York,
  Inc. .............................        4,256       171,900
Hospitality Properties Trust........        8,547       352,820
HRPT Properties Trust...............       20,867       210,548
Kilroy Realty Corp. ................        4,088       133,882
Koger Equity........................        3,161        66,160
Mack-Cali Realty Corp. .............        8,554       356,017
MeriStar Hospitality Corp. .........        8,463        55,094
Nationwide Health Properties,
  Inc. .............................        8,552       167,192
Platinum Underwriters Holdings,
  Ltd. .............................        3,926       117,780
Post Properties, Inc. ..............        5,525       154,258
Prentiss Properties Trust...........        5,338       176,101
Realty Income Corp. ................        5,490       219,600
Reckson Associates Realty Corp. ....        8,459       205,554
Shurgard Storage Centers, Inc.
  (Class A).........................        6,694       252,029
SL Green Realty Corp. ..............        5,285       216,949
Sotheby's Holding, Inc. (a).........        6,660        90,976
Susquehanna Bancshares, Inc. .......        5,819       145,533
Thornburg Mortgage, Inc. ...........       10,538       286,634
TrustCo Bank Corp NY................       10,943       143,900
United Dominion Realty Trust,
  Inc. .............................       18,474       354,701
Washington Real Estate Investment
  Trust.............................        6,049       176,631
                                                    -----------
                                                      7,371,734
                                                    -----------
FOODS -- 0.7%
International Multifoods Corp.
  (a)...............................        2,602        46,836
Interstate Bakeries Corp. ..........        6,662        94,800
Smithfield Foods, Inc. (a)..........       12,617       261,172
                                                    -----------
                                                        402,808
                                                    -----------
FOOTWEAR -- 0.3%
Stride Rite Corp. ..................        5,855        66,630
Wolverine World Wide, Inc. .........        5,939       121,037
                                                    -----------
                                                        187,667
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.1%
Pinnacle Entertainment, Inc. (a)....        3,471        32,350
                                                    -----------
GAS & PIPELINE UTILITIES -- 0.2%
Aquila Inc. ........................       28,937        98,096
                                                    -----------
GOLD/PRECIOUS METALS MINING -- 0.5%
Meridian Gold, Inc. (a).............       14,438       210,939
Stillwater Mining Co. (a)...........        6,488        62,090
                                                    -----------
                                                        273,029
                                                    -----------
HARDWARE & TOOLS -- 0.1%
WD-40 Co. ..........................        2,335        82,566
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 1.1%
Alpharma, Inc. (Class A)............        5,928       119,153
Medarex, Inc. (a)...................       11,499        71,638

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Nabi Biopharmaceuticals (a).........        7,973   $   101,337
PRAECIS Pharmaceuticals, Inc. (a)...        7,709        49,646
Valeant Pharmaceuticals
  International.....................       12,187       306,503
                                                    -----------
                                                        648,277
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.7%
Beverly Enterprises, Inc. (a).......       15,754       135,327
Ventas, Inc. .......................       11,669       256,718
                                                    -----------
                                                        392,045
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.0%
PacifiCare Health Systems, Inc.
  (a)...............................        6,091       411,751
US Oncology, Inc. (a)...............       12,305       132,402
                                                    -----------
                                                        544,153
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.1%
Savient Pharmaceuticals Inc. (a)....        8,771        40,434
Theragenics Corp. (a)...............        4,454        24,364
                                                    -----------
                                                         64,798
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.2%
Orthodontics Centers of America,
  Inc. (a)..........................        5,965        48,018
PAREXEL International Corp. (a).....        3,817        62,065
                                                    -----------
                                                        110,083
                                                    -----------
HOMEBUILDING -- 0.5%
Champion Enterprises, Inc. (a)......        8,452        59,164
Fleetwood Enterprises, Inc. ........        5,627        57,733
LNR Property Corp. .................        2,956       146,352
                                                    -----------
                                                        263,249
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.4%
Furniture Brands International, Inc.
  (a)...............................        7,575       222,175
                                                    -----------
HOUSEWARES -- 0.2%
Tupperware Corp. ...................        7,629       132,287
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.2%
AmerUs Group Co. ...................        5,708       199,609
Nationwide Financial Services, Inc.
  (Class A).........................        8,254       272,877
Presidential Life Corp. ............        3,200        42,112
Reinsurance Group of America,
  Inc. .............................        3,655       141,266
                                                    -----------
                                                        655,864
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.3%
Loews Corp. ........................        7,520       189,805
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 3.4%
Allmerica Financial Corp. ..........        7,775       239,237
American Financial Group, Inc. .....        5,334       141,138
First American Corp. ...............       10,110       300,975
Fremont General Corp. ..............        9,587       162,116
HCC Insurance Holdings, Inc. .......        8,813       280,253
Horace Mann Educators Corp. ........        6,355        88,779
Ohio Casualty Corp. (a).............        8,385       145,564
Selective Insurance Group, Inc. ....        4,003       129,537
The Commerce Group, Inc. ...........        4,209       166,255
Unitrin, Inc. ......................        6,455       267,302
                                                    -----------
                                                      1,921,156
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
INVESTMENT BANKING/BROKERAGE -- 0.7%
Investment Technology Group,
  Inc. .............................        6,829   $   110,288
Knight Trading Group, Inc. (a)......       15,674       229,468
LaBranche & Co., Inc. ..............        4,172        48,687
SWS Group, Inc. ....................        1,987        35,369
                                                    -----------
                                                        423,812
                                                    -----------
INVESTMENT MANAGEMENT -- 0.1%
W.P. Stewart & Co., Ltd. ...........        3,154        67,906
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.7%
Bally Total Fitness Holding Corp.
  (a)...............................        4,701        32,907
Callaway Golf Co. ..................        9,526       160,513
Monaco Coach Corp. (a)..............        3,998        95,153
Six Flags, Inc. ....................       13,679       102,866
                                                    -----------
                                                        391,439
                                                    -----------
LODGING (HOTELS) -- 0.4%
Extended Stay America, Inc. ........       11,319       163,899
Prime Hospitality Corp. (a).........        6,210        63,342
                                                    -----------
                                                        227,241
                                                    -----------
MACHINERY (DIVERSIFIED) -- 1.4%
AGCO Corp. (a)......................       10,996       221,460
Input/Output, Inc. (a)..............        6,720        30,307
Kaydon Corp. .......................        4,175       107,882
Presstek, Inc. (a)..................        4,353        31,646
Terex Corp. (a).....................        7,075       201,496
Timken Co. .........................       10,080       202,205
                                                    -----------
                                                        794,996
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.2%
Crane Co. ..........................        8,725       268,207
Esterline Technologies Corp. (a)....        3,119        83,184
Harsco Corp. .......................        5,932       259,940
Jacuzzi Brands, Inc. (a)............       11,058        78,401
Kadant, Inc (a).....................        2,016        43,647
Kaman Corp. (Class A)...............        3,241        41,258
Stewart & Stevenson Services,
  Inc. .............................        3,882        54,542
The Brink's Co. ....................        7,876       178,076
Tredegar Corp. .....................        3,359        52,165
Trinity Industries, Inc. ...........        5,612       173,074
                                                    -----------
                                                      1,232,494
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.8%
Albany International Corp. (Class
  A)................................        3,460       117,294
Astec Industries, Inc. (a)..........        2,233        27,399
CTS Corp. ..........................        5,145        59,167
Flowserve Corp. (a).................        8,109       169,316
IKON Office Solutions, Inc. ........       21,384       253,614
Ionics, Inc. (a)....................        2,600        82,810
Regal-Beloit Corp. .................        3,498        76,956
York International Corp. ...........        5,872       216,090
                                                    -----------
                                                      1,002,646
                                                    -----------
METAL FABRICATORS -- 0.2%
General Cable Corp. ................        5,644        45,998
RTI International Metals, Inc.
  (a)...............................        3,093        52,179
Ryerson Tull, Inc. .................        3,373        38,621
                                                    -----------
                                                        136,798
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
METALS MINING -- 0.8%
Arch Coal, Inc. ....................        7,697   $   239,915
Massey Energy Co. ..................       11,031       229,445
                                                    -----------
                                                        469,360
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 4.0%
AGL Resources, Inc. ................        8,659       251,977
Atmos Energy Corp. .................        7,515       182,614
Dynegy, Inc. (Class A)..............       40,851       174,842
Energen Corp. ......................        4,730       194,072
Northwest Natural Gas Co. ..........        3,801       116,881
NUI Corp. ..........................        2,392        38,559
ONEOK, Inc. ........................       12,044       265,932
Peoples Energy Corp. ...............        5,358       225,250
Piedmont Natural Gas Co., Inc. .....        4,556       198,004
Southern Union Co. (a)..............        7,853       144,495
Vectren Corp. ......................       11,089       273,344
WGL Holdings, Inc. .................        7,126       198,032
                                                    -----------
                                                      2,264,002
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.1%
Steelcase, Inc. (Class A)...........        5,821        83,590
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.2%
Tesoro Petroleum Corp. (a)..........        9,516       138,648
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.7%
Global Industries, Inc. (a).........       10,364        53,375
Key Energy Services, Inc. (a).......       19,100       196,921
Offshore Logistics, Inc. (a)........        3,150        77,238
Parker Drilling Co. ................       13,861        35,345
Veritas DGC, Inc. (a)...............        4,665        48,889
                                                    -----------
                                                        411,768
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.7%
Cimarex Energy Co. (a)..............        5,753       153,548
Core Laboratories N.V. (a)..........        4,106        68,529
Newpark Resources, Inc. (a).........       12,041        57,676
Vintage Petroleum, Inc. ............        7,934        95,446
                                                    -----------
                                                        375,199
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.2%
Hanover Compressor Co. (a)..........        9,517       106,115
                                                    -----------
PAPER & FOREST PRODUCTS -- 1.1%
Caraustar Industries, Inc. (a)......        4,147        57,229
Louisiana-Pacific Corp. ............       14,547       260,100
Pope & Talbot, Inc. ................        2,194        38,636
Potlatch Corp. .....................        4,263       148,224
Wausau-Mosinee Paper Corp. .........        7,161        96,817
                                                    -----------
                                                        601,006
                                                    -----------
PERSONAL CARE -- 0.2%
Perrigo Co. (a).....................        8,962       140,883
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.5%
Reliant Resources, Inc. (a).........       40,606       298,860
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.2%
Hollinger International, Inc. ......        8,866       138,487
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
RAILROADS -- 0.6%
GATX Corp. .........................        5,675   $   158,786
Kansas City Southern Industries,
  Inc. (a)..........................        9,177       131,415
SCS Transportation, Inc. (a)........        2,181        38,342
                                                    -----------
                                                        328,543
                                                    -----------
RESTAURANTS -- 1.0%
Bob Evans Farms, Inc. ..............        5,061       164,280
IHOP Corp. (a)......................        3,092       118,980
Jack in the Box, Inc. (a)...........        5,260       112,354
Lone Star Steakhouse & Saloon,
  Inc. .............................        2,729        63,258
Ryan's Family Steak Houses, Inc.
  (a)...............................        6,271        94,943
                                                    -----------
                                                        553,815
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.3%
Hughes Supply, Inc. ................        3,300       163,746
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.8%
Dillards, Inc. (Class A)............       10,060       165,588
Saks, Inc. (a)......................       18,504       278,300
                                                    -----------
                                                        443,888
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.7%
Big Lots, Inc. (a)..................       17,086       242,792
Dress Barn, Inc. (a)................        3,202        47,998
ShopKo Stores, Inc. (a).............        4,331        66,048
Stein Mart, Inc. (a)................        3,650        30,076
                                                    -----------
                                                        386,914
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.1%
Stamps.com, Inc. (a)................        5,413        33,561
                                                    -----------
RETAIL (SPECIALTY) -- 2.4%
Borders Group, Inc. ................       11,324       248,222
Casey's General Stores, Inc. .......        6,910       122,031
Foot Locker, Inc. (a)...............       20,809       487,971
Genesco, Inc. (a)...................        3,230        48,870
Pep Boys -- Manny, Moe & Jack.......        7,696       176,007
Pier 1 Imports, Inc. ...............       13,166       287,809
                                                    -----------
                                                      1,370,910
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.2%
Charming Shoppes, Inc. (a)..........       16,798        90,709
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
Duane Reade, Inc. (a)...............        3,551        60,083
Longs Drug Stores Corp. ............        4,427       109,524
                                                    -----------
                                                        169,607
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.3%
Wild Oats Markets, Inc. (a).........        3,937        50,905
Winn-Dixie Stores, Inc. ............       12,350       122,883
                                                    -----------
                                                        173,788
                                                    -----------
SAVINGS & LOAN COMPANIES -- 3.5%
Anchor BanCorp Wisconsin, Inc. .....        3,175        79,057
Bay View Capital Corp. (a)..........        9,475        20,276
First Sentinel Bancorp, Inc. .......        3,836        80,786
Harbor Florida Bancshares, Inc. ....        3,156        93,765
IndyMac Bancorp, Inc. (a)...........        8,164       243,206
MAF Bancorp, Inc. ..................        4,551       190,687
New Century Finacial Corp. .........        5,174       205,253
OceanFirst Financial Corp. .........        1,500        40,740
People's Bank.......................        9,018       293,987

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Staten Island Bancorp, Inc. ........        7,102   $   159,795
Washington Federal, Inc. ...........       10,438       296,439
Webster Financial Corp. ............        6,689       306,757
                                                    -----------
                                                      2,010,748
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.7%
FreeMarkets, Inc. (a)...............        6,201        41,485
InterDigital Communications Corp.
  (a)...............................        8,008       165,285
Navigant Consulting, Inc. (a).......        6,476       122,137
NCO Group, Inc.(a)..................        3,557        80,993
PRG Shultz International, Inc.
  (a)...............................        7,953        38,970
Quanta Services, Inc. (a)...........       16,840       122,932
Service Corp. International (a).....       44,057       237,467
Stewart Enterprises, Inc. (Class A)
  (a)...............................       13,564        77,044
TeleTech Holdings, Inc. (a).........        5,704        64,455
                                                    -----------
                                                        950,768
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 1.0%
CIBER, Inc. (a).....................        8,206        71,064
Ingram Micro, Inc. (Class A) (a)....       17,911       284,785
Iomega Corp. (a)....................        6,916        41,358
Keane, Inc. (a).....................        8,191       119,916
Safeguard Scientifics, Inc. (a).....       17,761        71,754
                                                    -----------
                                                        588,877
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.2%
CSG Systems International, Inc.
  (a)...............................        7,783        97,210
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.4%
MPS Group, Inc. (a).................       15,208       142,195
Spherion Corp. (a)..................        8,826        86,406
                                                    -----------
                                                        228,601
                                                    -----------
SERVICES (ENVIRONMENTAL) -- 0.3%
Tetra Tech, Inc. (a)................        7,918       196,841
                                                    -----------
SHIPPING -- 0.3%
Alexander & Baldwin, Inc. ..........        5,471       184,318
                                                    -----------
SPECIALTY PRINTING -- 0.4%
Banta Corp. ........................        3,758       152,199
Bowne & Co., Inc. ..................        4,709        63,854
                                                    -----------
                                                        216,053
                                                    -----------
STEEL -- 1.0%
AK Steel Holding Corp. (a)..........       15,203        77,535
Allegheny Technologies, Inc. .......        9,754       128,948
Carpenter Technology Corp. .........        2,960        87,527
The Shaw Group Inc. (a).............        8,540       116,315
Worthington Industries, Inc. .......       10,207       184,032
                                                    -----------
                                                        594,357
                                                    -----------
TELEPHONE -- 0.3%
Cincinnati Bell Inc. ...............       35,665       180,108
                                                    -----------
TEXTILES (APPAREL) -- 0.9%
Kellwood Co. .......................        3,849       157,809
Phillips-Van Heusen Corp. ..........        3,711        65,833
Russell Corp. ......................        4,197        73,699
Tommy Hilfiger Corp. (a)............       13,184       195,255
                                                    -----------
                                                        492,596
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A)...........        6,522        36,067
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
TEXTILES (SPECIALTY) -- 0.2%
Unifi, Inc. (a).....................        7,512   $    48,452
Wellman, Inc. ......................        4,726        48,253
                                                    -----------
                                                         96,705
                                                    -----------
TRUCKING -- 1.5%
Ryder Systems, Inc. ................        9,344       319,098
USF Corp. ..........................        4,057       138,709
Werner Enterprises, Inc. ...........        8,296       161,689
Yellow Roadway Corp. (a)............        6,021       217,779
                                                    -----------
                                                        837,275
                                                    -----------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class
  A) (a)............................        2,320        31,761
                                                    -----------
WATER UTILITIES -- 0.5%
Philadelphia Suburban Corp. ........       13,535       299,123
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $50,198,571)......................                 56,570,472
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
SHORT TERM INVESTMENTS -- 2.9%
MONEY MARKET FUND -- 2.9%
AIM Short Term Investment Class
  Prime Fund (Cost $1,626,264)......    1,626,264   $ 1,626,264
                                                    -----------
TOTAL INVESTMENTS -- 102.3% (Cost
  $51,824,835)......................                 58,196,736
OTHER ASSETS AND
  LIABILITIES -- (2.3)%.............                 (1,310,243)
                                                    -----------
NET ASSETS -- 100.0%................                $56,886,493
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.7%
FINLAND -- 1.4%
Nokia OYJ ADR.........................     20,047   $   340,799
                                                    -----------
FRANCE -- 2.0%
TotalFinaElf S.A. ADR.................      5,408       500,294
                                                    -----------
GERMANY -- 1.8%
DaimlerChrysler AG (a)................      3,453       159,597
Siemens AG ADR (a)....................      3,505       280,190
                                                    -----------
TOTAL GERMANY.........................                  439,787
                                                    -----------
ITALY -- 0.8%
Eni SpA ADR...........................      2,140       203,257
                                                    -----------
JAPAN -- 1.7%
Toyota Motor Corp. ADR................      6,170       424,188
                                                    -----------
NETHERLANDS -- 2.6%
ING Groep N.V. ADR....................      7,561       177,003
Royal Dutch Petroleum Co. (N.Y.
  Shares).............................      8,760       458,936
                                                    -----------
TOTAL NETHERLANDS.....................                  635,939
                                                    -----------
SWITZERLAND -- 6.2%
Nestle S.A. (a).......................      1,723       430,297
Novartis AG ADR.......................     10,571       485,103
Roche Holding AG (a)..................      2,917       294,105
UBS AG (a)............................      4,524       307,587
                                                    -----------
TOTAL SWITZERLAND.....................                1,517,092
                                                    -----------
UNITED KINGDOM -- 16.8%
AstraZeneca PLC ADR...................      6,694       323,856
Barclays PLC ADR......................      6,855       249,179
BP PLC ADR............................     15,473       763,593
GlaxoSmithKline PLC ADR...............     12,562       585,640
HBOS PLC (a)..........................     15,994       206,560
HSBC Holdings PLC ADR.................      9,213       726,169
Lloyds TSB Group PLC ADR (a)..........      5,825       189,604
Royal Bank of Scotland Group PLC ADR
  (a).................................     11,662       342,652
Vodafone Group PLC ADR................     28,525       714,266
                                                    -----------
TOTAL UNITED KINGDOM..................                4,101,519
                                                    -----------
UNITED STATES -- 66.4%
Abbott Laboratories...................      6,593       307,234
Altria Group, Inc. ...................      8,553       465,454
American International Group, Inc. ...      9,560       633,637

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Bank of America Corp. ................      6,219   $   500,194
BellSouth Corp. ......................      7,712       218,250
ChevronTexaco Corp. ..................      4,461       385,386
Cisco Systems, Inc. (a)...............     28,908       702,175
Citigroup, Inc. ......................     21,627     1,049,775
Dell, Inc. (a)........................      9,427       320,141
Eli Lilly & Co. ......................      4,004       281,601
Exxon Mobil Corp. ....................     27,683     1,135,003
General Electric Co. .................     42,101     1,304,289
Intel Corp. ..........................     27,371       881,346
International Business Machines
  Corp. ..............................      7,179       665,350
J.P. Morgan Chase & Co. ..............      8,514       312,719
Johnson & Johnson, Inc. ..............     12,486       645,027
Merck & Co., Inc. ....................      9,285       428,967
Microsoft Corp. (a)...................     42,749     1,177,307
Morgan Stanley........................      4,122       238,540
PepsiCo, Inc. ........................      7,164       333,986
Pfizer, Inc. .........................     31,947     1,128,688
SBC Communications, Inc. .............     13,916       362,790
The Coca-Cola Co. ....................      9,423       478,217
The Procter & Gamble Co. .............      5,411       540,451
The Walt Disney Co. ..................      8,553       199,542
Time Warner, Inc. (a).................     18,278       328,821
Verizon Communications, Inc. .........     11,593       406,682
Wal-Mart Stores, Inc. ................     11,288       598,828
Wyeth.................................      5,558       235,937
                                                    -----------
TOTAL UNITED STATES...................               16,266,337
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $26,154,813)........................               24,429,212
                                                    -----------
SHORT TERM INVESTMENTS--1.0%
UNITED STATES -- 1.0%
AIM Short Term Investment Class Prime
  Fund (Cost $238,278)................    238,278       238,278
                                                    -----------
TOTAL INVESTMENTS -- 100.7%
  (Cost $26,393,091)..................               24,667,490
OTHER ASSETS AND
  LIABILITIES -- (0.7)%...............                 (171,117)
                                                    -----------
NET ASSETS -- 100.0%..................              $24,496,373
                                                    ===========

(a) Non-income producing security

ADR = American Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS       VALUE
--------                                                      ----------    -----------
Automobiles.................................................      2.4       $   583,785
Banks (Money Center)........................................      5.0         1,226,363
Banks (Regional)............................................      2.4           591,831
Beverages (Non-Alcoholic)...................................      1.9           478,217
Cellular/Wireless Telecommunications........................      2.9           714,266
Communications Equipment....................................      1.4           340,799
Computers (Hardware)........................................      4.0           985,491
Computers (Networking)......................................      2.9           702,175
Computer Software/Services..................................      4.8         1,177,307
Electrical Equipment........................................      6.5         1,584,479
Electronics (Semiconductors)................................      3.6           881,346
Entertainment...............................................      2.2           528,363
Financial (Diversified).....................................      8.1         1,997,198
Foods.......................................................      3.1           764,283
Health Care (Diversified)...................................      3.9           952,261
Health Care (Drugs/Pharmaceuticals).........................     15.4         3,763,897
Household Products (Non-Durable)............................      2.2           540,451
Insurance (Life/Health).....................................      0.7           177,003
Insurance (Multi-Line)......................................      2.6           633,637
Investment Management.......................................      1.3           307,587
Oil (Domestic Integrated)...................................      1.6           385,386
Oil (International Integrated)..............................     12.5         3,061,083
Retail (General Merchandising Chain)........................      2.4           598,828
Telephone...................................................      4.0           987,722
Tobacco.....................................................      1.9           465,454
Money Market Fund...........................................      1.0           238,278
                                                                -----       -----------
         TOTAL..............................................    100.7%      $24,667,490
                                                                =====       ===========

See accompanying notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.4%
REAL ESTATE INVESTMENT TRUST -- 99.4%
Alexandria Real Estate Equities,
  Inc. ............................       30,821   $  1,784,536
AMB Property Corp. ................      131,540      4,325,035
Amli Residential Properties
  Trust............................       30,675        822,090
Apartment Investment & Management
  Co. (Class A)....................      151,619      5,230,856
Archstone-Smith Trust..............      307,821      8,612,832
Arden Realty, Inc. ................      103,410      3,137,459
Associated Estates Realty Corp. ...       31,359        229,234
Avalonbay Communities, Inc. .......      114,519      5,474,008
Bedford Property Investors,
  Inc. ............................       26,066        746,270
Boston Properties, Inc. ...........      157,567      7,593,154
Boykin Lodging Co. ................       27,882        255,120
Brandywine Realty Trust............       64,315      1,721,713
BRE Properties, Inc. (Class A).....       80,436      2,686,562
Camden Property Trust..............       63,784      2,825,631
CarrAmerica Realty Corp. ..........       84,560      2,518,197
CBL & Associates Properties,
  Inc. ............................       48,691      2,751,042
CenterPoint Properties Corp. ......       36,991      2,770,626
Chelsea Property Group, Inc. ......       69,947      3,833,795
Colonial Properties Trust..........       42,147      1,669,021
Cornerstone Realty Income Trust,
  Inc. ............................       92,550        810,738
Corporate Office Properties
  Trust............................       47,513        997,773
Cousins Properties, Inc. ..........       78,237      2,394,052
Crescent Real Estate Equities
  Co. .............................      159,751      2,736,535
Developers Diversified Realty
  Corp. ...........................      139,007      4,666,465
Duke Realty Corp...................      218,887      6,785,497
EastGroup Properties, Inc. ........       33,536      1,085,896
Equity Inns, Inc. .................       68,491        619,844
Equity Office Properties Trust.....      643,417     18,433,897
Equity One, Inc. ..................      110,088      1,858,285
Equity Residential.................      443,377     13,084,055
Essex Property Trust, Inc. ........       36,633      2,352,571
Federal Realty Investment Trust....       79,121      3,037,455
FelCor Lodging Trust, Inc. ........       95,047      1,053,121
First Industrial Realty Trust,
  Inc. ............................       63,683      2,149,301
Gables Residential Trust...........       45,838      1,592,412
General Growth Properties, Inc. ...      345,808      9,596,172
Glenborough Realty Trust, Inc. ....       44,693        891,625
Glimcher Realty Trust..............       56,317      1,260,374
Great Lakes REIT, Inc. ............       25,843        405,735
Heritage Property Investment
  Trust............................       73,674      2,096,025
Highwoods Properties, Inc. ........       85,498      2,171,649
Home Properties of New York,
  Inc. ............................       49,666      2,006,010
Hospitality Properties Trust.......      100,720      4,157,722
Host Marriott Corp. (a)............      513,777      6,329,733
Innkeepers USA Trust...............       60,478        506,201
Keystone Property Trust............       28,700        631,633
Kilroy Realty Corp. ...............       45,090      1,476,698
Kimco Realty Corp. ................      177,685      7,951,404
Koger Equity.......................       34,436        720,746
LaSalle Hotel Properties...........       38,594        715,919
Liberty Property Trust.............      128,982      5,017,400
Macerich Co. ......................       92,938      4,135,741

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
Mack-Cali Realty Corp. ............       93,783   $  3,903,249
Maguire Properties, Inc............       68,667      1,668,608
Manufactured Home Communities,
  Inc. ............................       36,139      1,360,633
MeriStar Hospitality Corp. ........      117,777        766,728
Mid-America Apartment Communities,
  Inc. ............................       32,004      1,074,694
Mills Corp.........................       77,487      3,409,428
New Plan Excel Realty Trust........      157,269      3,879,826
Pan Pacific Retail Properties,
  Inc. ............................       64,799      3,087,672
Parkway Properties, Inc. ..........       17,380        723,008
Pennsylvania Real Estate Investment
  Trust............................       56,905      2,065,652
Post Properties, Inc. .............       61,153      1,707,392
Prentiss Properties Trust..........       67,762      2,235,468
ProLogis...........................      289,588      9,292,879
PS Business Parks, Inc. ...........       34,743      1,433,496
Public Storage, Inc. ..............      204,178      8,859,283
Ramco-Gershenson Properties
  Trust............................       26,500        751,096
Reckson Associates Realty Corp. ...       93,161      2,263,812
Regency Centers Corp. .............       96,173      3,832,494
Rouse Co. .........................      145,748      6,850,156
Saul Centers, Inc. ................       25,546        732,404
Shurgard Storage Centers, Inc.
  (Class A)........................       73,416      2,764,112
Simon Property Group, Inc. ........      307,865     14,266,464
SL Green Realty Corp. .............       57,795      2,372,485
Sovran Self Storage, Inc. .........       22,224        825,622
Summit Properties, Inc. ...........       50,443      1,211,641
Sun Communities, Inc. .............       30,432      1,177,718
Tanger Factory Outlet Centers,
  Inc. ............................       20,780        845,746
Taubman Centers, Inc. .............       80,324      1,654,674
Town & Country Trust...............       25,376        643,282
Trizec Properties, Inc. ...........      242,899      3,740,645
United Dominion Realty Trust,
  Inc. ............................      204,311      3,922,771
Vornado Realty Trust...............      185,306     10,145,504
Washington Real Estate Investment
  Trust............................       66,852      1,952,078
Weingarten Realty Investors........       87,667      3,888,031
Winston Hotels, Inc. ..............       42,223        430,675
                                                   ------------
                                                    282,455,291
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $248,787,597)..............                 282,455,291
                                                   ------------
SHORT TERM INVESTMENTS -- 1.1%
MONEY MARKET FUND -- 1.1%
AIM SHORT TERM INVESTMENT CLASS
  PRIME FUND (COST $3,016,793).....    3,016,793      3,016,793
                                                   ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $251,804,390)..............                 285,472,084
OTHER ASSETS AND
  LIABILITIES -- (0.5)%............                  (1,420,903)
                                                   ------------
NET ASSETS -- 100.0%...............                $284,051,181
                                                   ============

(a) Non-income producing security

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 11.5%
Motorola, Inc. .......................     54,530   $   767,237
Nokia OYJ ADR.........................     42,077       715,309
QUALCOMM, Inc. .......................     14,072       758,903
Telefonaktiebolaget LM Ericsson.......     42,700       755,790
                                                    -----------
                                                      2,997,239
                                                    -----------
COMPUTERS (HARDWARE) -- 14.2%
Dell Inc. (a).........................     21,714       737,408
Hewlett-Packard Co. ..................     32,453       745,445
International Business Machines
  Corp. ..............................      7,743       717,621
Juniper Networks, Inc. (a)............     39,795       743,371
Seagate Technology (a)................     40,900       773,010
                                                    -----------
                                                      3,716,855
                                                    -----------
COMPUTERS (NETWORKING) -- 5.7%
Accenture Ltd. Bermuda (a)............     28,183       741,776
Cisco Systems, Inc. (a)...............     30,231       734,311
                                                    -----------
                                                      1,476,087
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.7%
EMC Corp. (a).........................     55,469       716,659
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 25.8%
Computer Associates International,
  Inc. ...............................     28,787       787,037
eBay, Inc. (a)........................     11,750       758,933
Electronic Arts Inc. (a)..............     15,618       746,228
Intuit, Inc. (a)......................     14,093       745,661
Microsoft Corp. (a)...................     26,378       726,450
Oracle Corp. (a)......................     54,907       724,772
PeopleSoft, Inc. (a)..................     32,630       743,964
VERITAS Software Corp. (a)............     19,838       737,180
Yahoo!, Inc. (a)......................     17,049       770,103
                                                    -----------
                                                      6,740,328
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 2.8%
Flextronics International Ltd. (a)....     48,408       718,375
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 2.9%
Agilent Technologies, Inc. (a)........     25,700       751,468
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (SEMICONDUCTORS) -- 17.2%
Broadcom Corp. (Class A) (a)..........     21,480   $   732,253
Intel Corp. ..........................     23,553       758,407
Micron Technology, Inc. (a)...........     58,405       786,715
STMicroelectronics N.V. (N.Y.
  Shares).............................     27,120       732,511
Texas Instruments, Inc. ..............     25,418       746,781
Xilinx, Inc. (a)......................     19,128       741,019
                                                    -----------
                                                      4,497,686
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.8%
Applied Materials, Inc. (a)...........     33,126       743,679
                                                    -----------
RETAIL (SPECIALTY) -- 2.9%
Amazon.com, Inc. (a)..................     14,623       769,755
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 2.8%
InterActiveCorp (a)...................     21,800       739,674
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 2.9%
Electronic Data Systems Corp. ........     30,864       757,402
                                                    -----------
SERVICES (DATA PROCESSING) -- 5.8%
Automatic Data Processing, Inc. ......     18,835       746,054
First Data Corp. .....................     18,554       762,384
                                                    -----------
                                                      1,508,438
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $34,573,561)........................               26,133,645
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $4,950)..................      4,950         4,950
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $34,578,511)..................               26,138,595
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B).................................                   (4,843)
                                                    -----------
NET ASSETS -- 100.0%..................              $26,133,752
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.1%
ADR = American Depositary Receipt

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 1.1%
General Dynamics Corp. ............        2,201   $    198,948
Goodrich Corp. ....................        1,258         37,350
L-3 Communications Holdings, Inc.
  (a)..............................        1,047         53,774
Lockheed Martin Corp. .............        4,900        251,860
Northrop Grumman Corp. ............        2,012        192,347
The Boeing Co. ....................        8,783        370,116
                                                   ------------
                                                      1,104,395
                                                   ------------
AGRICULTURE -- 0.1%
Archer-Daniels-Midland Co. ........        7,086        107,849
                                                   ------------
AIRLINES -- 0.2%
Continental Airlines, Inc. (Class
  B) (a)...........................          704         11,454
Delta Air Lines, Inc. .............        1,354         15,991
Northwest Airlines Corp. (Class A)
  (a)..............................          951         12,002
Southwest Airlines Co. ............        8,631        139,304
                                                   ------------
                                                        178,751
                                                   ------------
ALUMINUM -- 0.3%
Alcoa, Inc. .......................        9,476        360,088
                                                   ------------
AUTOMOBILES -- 0.8%
Ford Motor Co. ....................       20,140        322,240
General Motors Corp. ..............        6,152        328,517
Group 1 Automotive, Inc. (a).......          254          9,192
Harley-Davidson, Inc. .............        3,322        157,895
United Auto Group, Inc. (a)........          457         14,304
                                                   ------------
                                                        832,148
                                                   ------------
AUTO PARTS & EQUIPMENT -- 0.3%
American Axle & Manufacturing
  Holdings, Inc. (a)...............          536         21,665
ArvinMeritor, Inc. ................          766         18,476
Autoliv, Inc. .....................        1,041         39,194
Cooper Tire & Rubber Co. ..........          806         17,232
Dana Corp. ........................        1,631         29,929
Delphi Corp. ......................        6,128         62,567
Genuine Parts Co. .................        1,917         63,644
Lear Corp. (a).....................          722         44,280
Visteon Corp. .....................        1,424         14,824
                                                   ------------
                                                        311,811
                                                   ------------
BANKS (MAJOR REGIONAL) -- 4.8%
AmSouth Bancorp....................        3,878         95,011
Bank One Corp. ....................       12,245        558,250
BB&T Corp. ........................        5,970        230,681
Comerica, Inc. ....................        1,918        107,523
Fifth Third Bancorp................        6,202        366,538
FleetBoston Financial Corp. .......       11,527        503,154
KeyCorp............................        4,652        136,397
Mellon Financial Corp. ............        4,730        151,880
National City Corp. ...............        6,712        227,805
PNC Financial Services Group.......        3,021        165,339
Regions Financial Corp. ...........        2,434         90,545
SouthTrust Corp. ..................        3,685        120,610
SunTrust Banks, Inc. ..............        3,099        221,578

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
The Bank of New York Co., Inc. ....        8,468   $    280,460
U.S. Bancorp.......................       21,142        629,609
Wells Fargo & Co. .................       18,596      1,095,118
                                                   ------------
                                                      4,980,498
                                                   ------------
BANKS (MONEY CENTER) -- 1.9%
Bank of America Corp. .............       16,349      1,314,950
Wachovia Corp. ....................       14,576        679,096
                                                   ------------
                                                      1,994,046
                                                   ------------
BEVERAGES (ALCOHOLIC) -- 0.5%
Adolph Coors Co. (Class B).........          385         21,598
Anheuser-Busch Cos., Inc. .........        8,985        473,330
                                                   ------------
                                                        494,928
                                                   ------------
BEVERAGES (NON-ALCOHOLIC) -- 2.4%
Coca-Cola Enterprises, Inc. .......        5,037        110,159
PepsiAmericas, Inc. ...............        1,641         28,094
PepsiCo, Inc. .....................       18,851        878,834
The Coca-Cola Co. .................       26,893      1,364,820
The Pepsi Bottling Group, Inc. ....        2,868         69,348
                                                   ------------
                                                      2,451,255
                                                   ------------
BIOTECHNOLOGY -- 0.8%
Amgen, Inc. (a)....................       14,198        877,436
                                                   ------------
BROADCASTING (TV, RADIO & CABLE) -- 4.9%
Cablevision Systems New York Group
  Group A (a)......................        3,250         76,017
Clear Channel Communications, Inc.
  (a)..............................        6,728        315,072
Comcast Corp. (Class A)............       24,663        810,673
Cox Communications, Inc.
  (Class A) (a)....................        6,808        234,536
EchoStar Communications Corp.
  (Class A) (a)....................        5,284        179,656
General Electric Co. (Class H).....      110,262      3,415,919
                                                   ------------
                                                      5,031,873
                                                   ------------
BUILDING MATERIALS GROUP -- 0.1%
Masco Corp. .......................        5,079        139,215
                                                   ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.6%
AT&T Wireless Services, Inc. (a)...       29,759        237,774
Nextel Communications, Inc.
  (Class A) (a)....................       12,032        337,618
                                                   ------------
                                                        575,392
                                                   ------------
CHEMICALS -- 1.3%
Air Products & Chemicals, Inc. ....        2,494        131,758
E. I. du Pont de Nemours & Co. ....       10,967        503,276
Eastman Chemical Co. ..............          849         33,561
Lyondell Chemical Co. .............        1,969         33,375
Praxair, Inc. .....................        3,556        135,839
Rohm & Haas Co. ...................        2,430        103,785
The Dow Chemical Co. ..............       10,141        421,561
                                                   ------------
                                                      1,363,155
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
CHEMICALS (DIVERSIFIED) -- 0.3%
Ecolab Inc. .......................        2,856   $     78,169
Engelhard Corp. ...................        1,400         41,930
Fisher Scientific International
  Inc. (a).........................          700         28,959
OM Group, Inc. (a).................          311          8,145
PPG Industries, Inc. ..............        1,860        119,077
                                                   ------------
                                                        276,280
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Corning, Inc. (a)..................       14,683        153,144
Motorola, Inc. ....................       25,603        360,234
QUALCOMM, Inc. ....................        8,763        472,588
                                                   ------------
                                                        985,966
                                                   ------------
COMPUTERS (HARDWARE) -- 3.5%
Apple Computer, Inc. (a)...........        4,063         86,826
Dell, Inc. (a).....................       28,101        954,310
Hewlett-Packard Co. ...............       33,410        767,428
International Business Machines
  Corp. ...........................       18,927      1,754,154
NCR Corp. (a)......................        1,072         41,594
                                                   ------------
                                                      3,604,312
                                                   ------------
COMPUTERS (NETWORKING) -- 1.8%
Cisco Systems, Inc. (a)............       75,855      1,842,518
                                                   ------------
COMPUTERS (PERIPHERALS) -- 0.4%
EMC Corp. (a)......................       25,236        326,049
Lexmark International, Inc. (a)....        1,385        108,916
                                                   ------------
                                                        434,965
                                                   ------------
COMPUTER SOFTWARE/SERVICES -- 4.2%
Affiliated Computer Services, Inc.
  (a)..............................        1,462         79,620
Computer Associates International,
  Inc. ............................        6,314        172,625
Microsoft Corp. (a)................      118,731      3,269,852
Oracle Corp. (a)...................       57,301        756,373
Unisys Corp. (a)...................        3,583         53,208
                                                   ------------
                                                      4,331,678
                                                   ------------
CONSUMER FINANCE -- 0.8%
Capital One Financial Corp. .......        2,499        153,164
H&R Block, Inc. ...................        1,966        108,857
MBNA Corp. ........................       14,026        348,546
SLM Corp. .........................        4,915        185,197
                                                   ------------
                                                        795,764
                                                   ------------
CONTAINERS (METALS & GLASS) -- 0.1%
Ball Corp. ........................          625         37,231
Owens-Illinois, Inc. (a)...........        1,627         19,345
                                                   ------------
                                                         56,576
                                                   ------------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Sealed Air Corp. (a)...............          929         50,296
Temple-Inland, Inc. ...............          591         37,038
                                                   ------------
                                                         87,334
                                                   ------------
DISTRIBUTORS (FOOD & HEALTH) -- 0.7%
AmerisourceBergen Corp. ...........        1,210         67,941
Cardinal Health, Inc. .............        4,757        290,938
McKesson Corp. ....................        3,193        102,687

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
Owens & Minor, Inc. ...............          380   $      8,326
SUPERVALU, Inc. ...................        1,467         41,941
Sysco Corp. .......................        7,072        263,291
                                                   ------------
                                                        775,124
                                                   ------------
ELECTRIC COMPANIES -- 2.7%
Allegheny Energy, Inc. ............        1,400         17,864
Ameren Corp. ......................        1,754         80,684
American Electric Power Co.,
  Inc. ............................        4,348        132,657
Cinergy Corp. .....................        1,917         74,399
Consolidated Edison, Inc. .........        2,460        105,805
Constellation Energy Group,
  Inc. ............................        1,810         70,880
Dominion Resources, Inc. ..........        3,534        225,575
DTE Energy Co. ....................        1,838         72,417
Duke Energy Corp. .................       10,024        204,991
Edison International (a)...........        3,576         78,422
Energy East Corp. .................        1,594         35,706
Entergy Corp. .....................        2,487        142,082
Exelon Corp. ......................        3,546        235,313
FirstEnergy Corp. .................        3,579        125,981
FPL Group, Inc. ...................        2,006        131,233
Northeast Utilities................        1,400         28,238
OGE Energy Corp. ..................          968         23,416
Pepco Holdings, Inc. ..............        1,867         36,481
PG&E Corp. (a).....................        4,577        127,103
PPL Corp. .........................        1,928         84,350
Progress Energy, Inc. .............        2,716        122,926
Public Service Enterprise Group,
  Inc. ............................        2,547        111,559
SCANA Corp. .......................        1,221         41,819
The Southern Co. ..................        8,050        243,512
TXU Corp. .........................        3,538         83,921
Wisconsin Energy Corp. ............        1,271         42,515
Xcel Energy, Inc. .................        4,376         74,304
                                                   ------------
                                                      2,754,153
                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
EMCOR Group, Inc. (a)..............          170          7,463
Emerson Electric Co. ..............        4,620        299,145
Rockwell Automation, Inc. .........        2,040         72,624
                                                   ------------
                                                        379,232
                                                   ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Arrow Electronics, Inc. (a)........        1,099         25,431
Avnet, Inc. (a)....................        1,289         27,920
CDW Corp. (a)......................          879         50,771
W.W. Grainger, Inc. ...............          999         47,342
                                                   ------------
                                                        151,464
                                                   ------------
ELECTRONICS (DEFENSE) -- 0.1%
Raytheon Co. ......................        4,522        135,841
                                                   ------------
ELECTRONICS (INSTRUMENT) -- 0.1%
Agilent Technologies, Inc. (a).....        5,273        154,182
                                                   ------------
ELECTRONICS (SEMICONDUCTORS) -- 2.8%
Intel Corp. .......................       71,735      2,309,867
Texas Instruments, Inc. ...........       18,995        558,073
                                                   ------------
                                                      2,867,940
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. .......................          881   $     34,923
Jacobs Engineering Group, Inc.
  (a)..............................          598         28,710
                                                   ------------
                                                         63,633
                                                   ------------
ENTERTAINMENT -- 2.2%
The Walt Disney Co. ...............       22,424        523,152
Time Warner, Inc. (a)..............       49,525        890,955
Viacom, Inc. (Class B) (a).........       19,228        853,338
                                                   ------------
                                                      2,267,445
                                                   ------------
EQUIPMENT (SEMICONDUCTORS) -- 0.4%
Applied Materials, Inc. (a)........       18,273        410,229
                                                   ------------
FINANCIAL (DIVERSIFIED) -- 6.6%
American Express Co. ..............       14,112        680,622
CIT Group Inc. ....................        2,324         83,548
Citigroup, Inc. ...................       56,687      2,751,587
Countrywide Credit Industries,
  Inc. ............................        2,052        155,644
Equity Office Properties Trust.....        4,402        126,117
Fannie Mae.........................       10,643        798,864
Freddie Mac........................        7,544        439,966
J.P. Morgan Chase & Co. ...........       22,369        821,613
Morgan Stanley.....................       11,863        686,512
Providian Financial Corp. (a)......        3,183         37,050
State Street Corp. ................        3,649        190,040
                                                   ------------
                                                      6,771,563
                                                   ------------
FOODS -- 1.2%
Campbell Soup Co. .................        4,505        120,734
ConAgra Foods, Inc. ...............        5,895        155,569
Dean Foods Co. (a).................        1,714         56,339
General Mills, Inc. ...............        4,051        183,510
H.J. Heinz Co. ....................        3,856        140,474
Hershey Foods Corp. ...............        1,387        106,785
Hormel Foods Corp. ................        1,519         39,206
Interstate Bakeries Corp. .........          488          6,944
Kellogg Co. .......................        4,479        170,560
Sara Lee Corp. ....................        8,684        188,530
Smithfield Foods, Inc. (a).........        1,201         24,861
Tyson Foods, Inc. (Class A)........        3,858         51,080
                                                   ------------
                                                      1,244,592
                                                   ------------
FOOTWEAR -- 0.2%
Nike, Inc. (Class B)...............        2,903        198,739
Reebok International, Ltd. (a).....          656         25,794
                                                   ------------
                                                        224,533
                                                   ------------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Harrah's Entertainment, Inc. (a)...        1,225         60,968
MGM Mirage, Inc. (a)...............        1,593         59,913
Park Place Entertainment Corp.
  (a)..............................        3,302         35,761
                                                   ------------
                                                        156,642
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
HARDWARE & TOOLS -- 0.0% (B)
The Black & Decker Corp. ..........          863   $     42,563
                                                   ------------
HEALTH CARE (DIVERSIFIED) -- 3.0%
Abbott Laboratories................       17,159        799,610
AdvancePCS (a).....................          990         52,133
Bristol-Myers Squibb Co. ..........       21,242        607,521
Johnson & Johnson, Inc. ...........       32,589      1,683,548
                                                   ------------
                                                      3,142,812
                                                   ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 5.7%
Eli Lilly & Co. ...................       12,370        869,982
Merck & Co., Inc. .................       24,388      1,126,726
Pfizer, Inc. ......................       83,779      2,959,912
Schering-Plough Corp. .............       16,103        280,031
Wyeth..............................       14,624        620,789
                                                   ------------
                                                      5,857,440
                                                   ------------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
HCA, Inc. .........................        5,437        233,573
Tenet Healthcare Corp. (a).........        5,192         83,332
Triad Hospitals, Inc. (a)..........          823         27,381
Universal Health Services, Inc.
  (Class B) (a)....................          644         34,596
                                                   ------------
                                                        378,882
                                                   ------------
HEALTH CARE (MANAGED CARE) -- 1.2%
Aetna, Inc. .......................        1,651        111,575
Anthem, Inc. (a)...................        1,549        116,175
CIGNA Corp. .......................        1,532         88,090
Coventry Health Care, Inc. (a).....          654         42,176
Express Scripts, Inc. (Class A)
  (a)..............................          855         56,798
Health Net, Inc. (a)...............        1,250         40,875
Humana, Inc. (a)...................        1,786         40,810
Medco Health Solutions, Inc. ......        2,914         99,047
Oxford Health Plans, Inc. (a)......          892         38,802
PacifiCare Health Systems, Inc.
  (a)..............................          495         33,462
UnitedHealth Group, Inc. ..........        6,440        374,679
WellChoice, Inc. (a)...............          916         31,602
Wellpoint Health Networks, Inc.
  (a)..............................        1,630        158,094
                                                   ------------
                                                      1,232,185
                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.3%
Baxter International, Inc. ........        6,713        204,881
Becton, Dickinson & Co. ...........        2,794        114,945
Guidant Corp. .....................        3,372        202,994
Medtronic, Inc. ...................       13,292        646,124
Stryker Corp. .....................        2,177        185,067
                                                   ------------
                                                      1,354,011
                                                   ------------
HEALTH CARE (SPECIAL SERVICES) -- 0.1%
Kindred Healthcare, Inc. (a).......          198         10,292
Quest Diagnostics, Inc. (a)........        1,158         84,661
                                                   ------------
                                                         94,953
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
HOMEBUILDING -- 0.3%
Centex Corp. ......................          680   $     73,202
D.R. Horton, Inc. .................        1,714         74,147
KB HOME............................          527         38,218
Lennar Corp. ......................          915         87,840
Pulte Homes, Inc. .................          672         62,913
                                                   ------------
                                                        336,320
                                                   ------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Leggett & Platt, Inc. .............        2,135         46,180
Maytag Corp. ......................          867         24,146
Whirlpool Corp. ...................          749         54,415
                                                   ------------
                                                        124,741
                                                   ------------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.1%
Colgate-Palmolive Co. .............        5,908        295,695
Kimberly-Clark Corp. ..............        5,540        327,359
The Clorox Co. ....................        2,283        110,862
The Procter & Gamble Co. ..........       14,218      1,420,094
                                                   ------------
                                                      2,154,010
                                                   ------------
HOUSEWARES -- 0.2%
Fortune Brands, Inc. ..............        1,634        116,815
Newell Rubbermaid, Inc. ...........        3,008         68,492
                                                   ------------
                                                        185,307
                                                   ------------
INSURANCE BROKERS -- 0.3%
Aon Corp. .........................        3,403         81,468
Marsh & McLennan Cos., Inc. .......        5,793        277,427
                                                   ------------
                                                        358,895
                                                   ------------
INSURANCE (LIFE/HEALTH) -- 0.9%
AFLAC, Inc. .......................        5,649        204,381
Jefferson-Pilot Corp. .............        1,573         79,672
John Hancock Financial Services,
  Inc. ............................        3,161        118,538
Lincoln National Corp. ............        1,941         78,358
MetLife, Inc. .....................        8,364        281,616
The Principal Financial Group, Inc.
  (a)..............................        3,562        117,795
UnumProvident Corp. ...............        3,255         51,331
                                                   ------------
                                                        931,691
                                                   ------------
INSURANCE (MULTI-LINE) -- 2.4%
American International Group,
  Inc. ............................       28,620      1,896,934
Loews Corp. .......................        2,037        100,730
Prudential Financial, Inc. (a).....        5,915        247,069
The Hartford Financial Services
  Group, Inc. .....................        3,070        181,222
                                                   ------------
                                                      2,425,955
                                                   ------------
INSURANCE (PROPERTY/CASUALTY) -- 0.9%
Allmerica Financial Corp. .........          596         18,339
American Financial Group, Inc. ....          768         20,321
Fidelity National Financial,
  Inc. ............................        1,590         61,660
First American Corp. ..............          894         26,614
SAFECO Corp. ......................        1,520         59,174
The Allstate Corp. ................        7,718        332,028
The Chubb Corp. ...................        2,096        142,738
The Progressive Corp. .............        2,393        200,031
The St. Paul Cos., Inc. ...........        2,486         98,570
                                                   ------------
                                                        959,475
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INVESTMENT BANKING/BROKERAGE -- 1.6%
Lehman Brothers Holdings, Inc. ....        2,975   $    229,730
Merrill Lynch & Co., Inc. .........       10,317        605,092
The Bear Stearns Cos., Inc. .......        1,089         87,066
The Charles Schwab Corp. ..........       14,860        175,942
The Goldman Sachs Group, Inc. .....        5,236        516,950
                                                   ------------
                                                      1,614,780
                                                   ------------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. ...................          976         31,066
Mattel, Inc. ......................        4,699         90,550
                                                   ------------
                                                        121,616
                                                   ------------
LODGING (HOTELS) -- 0.3%
Hilton Hotels Corp. ...............        4,133         70,798
Host Marriott Corp. (a)............        3,465         42,689
Marriott International, Inc. (Class
  A)...............................        2,564        118,457
Starwood Hotels & Resorts
  Worldwide, Inc. (Class B)........        2,204         79,278
                                                   ------------
                                                        311,222
                                                   ------------
MACHINERY (DIVERSIFIED) -- 0.6%
Caterpillar, Inc. .................        3,779        313,733
Deere & Co. .......................        2,628        170,951
Dover Corp. .......................        2,221         88,285
                                                   ------------
                                                        572,969
                                                   ------------
MANUFACTURING (DIVERSIFIED) -- 2.5%
3M Co. ............................        8,609        732,023
American Standard Cos., Inc. (a)...          793         79,855
Danaher Corp. .....................        1,677        153,865
Eaton Corp. .......................          817         88,220
Honeywell International, Inc. .....        9,448        315,847
Illinois Tool Works, Inc. .........        3,374        283,112
ITT Industries, Inc. ..............        1,008         74,804
Johnson Controls, Inc. ............          977        113,449
Lennox International, Inc. ........          633         10,571
Parker-Hannifin Corp. .............        1,296         77,112
SPX Corp. (a)......................          880         51,753
Textron, Inc. .....................        1,492         85,133
The Brink's Co. ...................          598         13,521
United Technologies Corp. .........        5,160        489,013
                                                   ------------
                                                      2,568,278
                                                   ------------
MANUFACTURING (SPECIALIZED) -- 0.1%
Avery Dennison Corp. ..............        1,208         67,672
Jabil Circuit, Inc. (a)............        2,175         61,553
York International Corp. ..........          440         16,192
                                                   ------------
                                                        145,417
                                                   ------------
METALS MINING -- 0.1%
Phelps Dodge Corp. (a).............          979         74,492
                                                   ------------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.3%
CenterPoint Energy, Inc. ..........        3,340         32,365
El Paso Corp. .....................        6,577         53,866
Enterprise Products Partners
  L.P. ............................        2,368         58,134
KeySpan Corp. .....................        1,714         63,075
NiSource, Inc. ....................        2,890         63,407
Sempra Energy......................        2,472         74,308
                                                   ------------
                                                        345,155
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
IKON Office Solutions, Inc. .......        1,587   $     18,822
Pitney Bowes, Inc. ................        2,593        105,328
Steelcase, Inc. (Class A)..........        1,629         23,392
United Stationers, Inc. (a)........          356         14,567
                                                   ------------
                                                        162,109
                                                   ------------
OIL (DOMESTIC INTEGRATED) -- 0.4%
Amerada Hess Corp. ................          979         52,053
Marathon Oil Corp. ................        3,401        112,539
Occidental Petroleum Corp. ........        4,252        179,605
Premcor Inc. (a)...................          852         22,152
                                                   ------------
                                                        366,349
                                                   ------------
OIL (INTERNATIONAL INTEGRATED) -- 4.4%
ChevronTexaco Corp. ...............       11,764      1,016,292
ConocoPhillips.....................        7,477        490,267
Exxon Mobil Corp. .................       72,628      2,977,748
Tesoro Petroleum Corp. (a).........          709         10,330
                                                   ------------
                                                      4,494,637
                                                   ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.2%
Baker Hughes, Inc. ................        3,686        118,542
Halliburton Co. ...................        4,793        124,618
                                                   ------------
                                                        243,160
                                                   ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.7%
Anadarko Petroleum Corp. ..........        2,732        139,359
Burlington Resources Inc. .........        2,210        122,390
Devon Energy Corp. ................        2,524        144,524
Kerr-McGee Corp. ..................        1,109         51,557
Murphy Oil Corp. ..................        1,006         65,702
Smith International, Inc. (a)......        1,115         46,295
Unocal Corp. ......................        2,831        104,266
                                                   ------------
                                                        674,093
                                                   ------------
OIL & GAS (REFINING & MARKETING) -- 0.1%
Ashland, Inc. .....................          749         33,001
Sunoco, Inc. ......................          844         43,171
Valero Energy Corp. ...............        1,339         62,049
                                                   ------------
                                                        138,221
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
Boise Cascade Corp. ...............          961         31,578
Georgia-Pacific Corp. .............        2,746         84,220
International Paper Co. ...........        5,258        226,672
MeadWestvaco Corp. ................        2,206         65,629
Smurfit-Stone Container Corp.
  (a)..............................        2,687         49,898
Weyerhaeuser Co. ..................        2,429        155,456
                                                   ------------
                                                        613,453
                                                   ------------
PERSONAL CARE -- 0.7%
Avon Products, Inc. ...............        2,586        174,529
The Estee Lauder Cos., Inc. (Class
  A)...............................        2,449         96,148
The Gillette Co. ..................       11,044        405,646
                                                   ------------
                                                        676,323
                                                   ------------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. .................        3,196         82,041
Xerox Corp. (a)....................        8,664        119,563
                                                   ------------
                                                        201,604
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
PUBLISHING -- 0.1%
The McGraw-Hill Cos., Inc. ........        2,124   $    148,510
                                                   ------------
PUBLISHING (NEWSPAPERS) -- 0.5%
Gannett Co., Inc. .................        2,936        261,774
The New York Times Co. (Class A)...        1,669         79,761
Tribune Co. .......................        3,405        175,698
                                                   ------------
                                                        517,233
                                                   ------------
RAILROADS -- 0.5%
Burlington Northern Santa Fe
  Corp. ...........................        4,115        133,120
CSX Corp. .........................        2,356         84,675
Norfolk Southern Corp. ............        4,273        101,056
Union Pacific Corp. ...............        2,789        193,780
                                                   ------------
                                                        512,631
                                                   ------------
RESTAURANTS -- 0.6%
Darden Restaurants, Inc. ..........        1,872         39,387
McDonald's Corp. ..................       13,936        346,031
Starbucks Corp. (a)................        4,257        140,737
Yum! Brands, Inc. (a)..............        3,241        111,490
                                                   ------------
                                                        637,645
                                                   ------------
RETAIL (BUILDING SUPPLIES) -- 1.4%
Hughes Supply, Inc. ...............          261         12,951
Lowe's Cos., Inc. .................        8,573        474,858
The Home Depot, Inc. ..............       24,988        886,824
The Sherwin-Williams Co. ..........        1,642         57,043
                                                   ------------
                                                      1,431,676
                                                   ------------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co., Inc. (a).............        3,533        184,564
RadioShack Corp. ..................        1,848         56,697
Tech Data Corp. (a)................          622         24,687
                                                   ------------
                                                        265,948
                                                   ------------
RETAIL (DEPARTMENT STORES) -- 0.5%
Dillards, Inc. (Class A)...........          927         15,258
Federated Department Stores, Inc.
  (a)..............................        1,984         93,506
J.C. Penney Co., Inc. .............        3,051         80,180
Kohl's Corp. (a)...................        3,702        166,368
Nordstrom, Inc. ...................        1,488         51,038
Saks, Inc. (a).....................        1,595         23,989
The May Department Stores Co. .....        3,164         91,978
                                                   ------------
                                                        522,317
                                                   ------------
RETAIL (DISCOUNTERS) -- 0.2%
Big Lots, Inc. (a).................        1,277         18,146
Dollar General Corp. ..............        3,659         76,802
Family Dollar Stores, Inc. ........        1,888         67,742
Ross Stores, Inc. .................        1,700         44,931
ShopKo Stores, Inc. (a)............          323          4,926
                                                   ------------
                                                        212,547
                                                   ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 3.2%
BJ'S Wholesale Club, Inc. (a)......          762         17,495
Costco Wholesale Corp. (a).........        5,003        186,011
Performance Food Group Co. (a).....          486         17,579
Sears, Roebuck & Co. ..............        2,817        128,145
Target Corp. ......................        9,987        383,501
Wal-Mart Stores, Inc. .............       47,952      2,543,854
                                                   ------------
                                                      3,276,585
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
RETAIL (SPECIALTY) -- 0.7%
Advance Auto Parts, Inc. (a).......          394   $     32,072
Amazon.com, Inc. (a)...............        4,369        229,984
AutoNation, Inc. (a)...............        3,067         56,341
AutoZone, Inc. (a).................          960         81,802
Barnes & Noble, Inc. (a)...........          711         23,356
Borders Group, Inc. ...............          871         19,092
Foot Locker, Inc. (a)..............        1,548         36,301
Office Depot, Inc. (a).............        3,390         56,647
Sonic Automotive, Inc. (Class A)
  (a)..............................          466         10,681
Staples, Inc. (a)..................        5,404        147,529
Toys "R" Us, Inc. (a)..............        2,343         29,615
                                                   ------------
                                                        723,420
                                                   ------------
RETAIL (SPECIALTY APPAREL) -- 0.5%
Limited Brands.....................        5,742        103,528
Liz Claiborne, Inc. ...............        1,179         41,807
The Gap, Inc. .....................        9,811        227,713
The TJX Cos., Inc. ................        5,550        122,378
                                                   ------------
                                                        495,426
                                                   ------------
RETAIL STORES (DRUG STORE) -- 0.6%
Caremark Rx, Inc. (a)..............        2,911         73,736
CVS Corp. .........................        4,316        155,894
Longs Drug Stores Corp. ...........          422         10,440
Walgreen Co. ......................       11,252        409,348
                                                   ------------
                                                        649,418
                                                   ------------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Albertson's, Inc. .................        4,046         91,642
Safeway, Inc. (a)..................        4,844        106,132
The Kroger Co. (a).................        8,165        151,134
Winn-Dixie Stores, Inc. ...........        1,546         15,383
                                                   ------------
                                                        364,291
                                                   ------------
SAVINGS & LOAN COMPANIES -- 0.6%
Golden West Financial Corp. .......        1,684        173,772
Washington Mutual, Inc. ...........        9,858        395,503
                                                   ------------
                                                        569,275
                                                   ------------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Omnicom Group, Inc. ...............        2,064        180,249
The Interpublic Group of Cos.,
  Inc. ............................        4,540         70,824
                                                   ------------
                                                        251,073
                                                   ------------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
ARAMARK Corp. (Class B) (a)........        2,005         54,977
Cendant Corp. (a)..................       11,155        248,422
InterActiveCorp (a)................        7,819        265,299
The Service Master Co. ............        3,305         38,503
                                                   ------------
                                                        607,201
                                                   ------------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Computer Sciences Corp. (a)........        2,049         90,627
Electronic Data Systems Corp. .....        5,335        130,921
Ingram Micro, Inc. (Class A) (a)...        1,655         26,315
                                                   ------------
                                                        247,863
                                                   ------------
SERVICES (DATA PROCESSING) -- 0.6%
Automatic Data Processing, Inc. ...        6,481        256,713
First Data Corp. ..................        7,948        326,583
                                                   ------------
                                                        583,296
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SERVICES (EMPLOYMENT) -- 0.0%
Manpower, Inc. ....................          848   $     39,924
                                                   ------------
SPECIALTY PRINTING -- 0.0%
R.R. Donnelley & Sons Co. .........        1,252         37,748
                                                   ------------
STEEL -- 0.1%
Nucor Corp. .......................          860         48,160
The Shaw Group Inc. (a)............          622          8,472
United States Steel Corp. .........        1,130         39,572
                                                   ------------
                                                         96,204
                                                   ------------
TELEPHONE -- 2.7%
ALLTEL Corp. ......................        3,417        159,164
BellSouth Corp. ...................       20,212        572,000
SBC Communications, Inc. ..........       36,283        945,898
Telephone & Data Systems, Inc. ....          641         40,094
Verizon Communications, Inc. ......       30,284      1,062,363
                                                   ------------
                                                      2,779,519
                                                   ------------
TELEPHONE (LONG DISTANCE) -- 0.3%
AT&T Corp. ........................        8,700        176,610
Sprint Corp. ......................        9,928        163,018
                                                   ------------
                                                        339,628
                                                   ------------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. (a)......        1,420         50,027
V.F. Corp. ........................        1,192         51,542
                                                   ------------
                                                        101,569
                                                   ------------
TEXTILES (HOME FURNISHINGS) -- 0.0% (B)
Mohawk Industries, Inc. (a)........          729         51,424
                                                   ------------
TOBACCO -- 1.2%
Altria Group, Inc. ................       22,297      1,213,403
Loews Corp. .......................          616         15,548
R.J. Reynolds Tobacco Holdings,
  Inc. ............................          907         52,742
                                                   ------------
                                                      1,281,693
                                                   ------------
TRUCKING -- 1.2%
C. H. Robinson Worldwide, Inc. ....          932         35,332
CNF, Inc. .........................          546         18,509
FedEx Corp. .......................        3,276        221,130
Ryder Systems, Inc. ...............          684         23,359
United Parcel Service, Inc. (Class
  B)...............................       12,390        923,675
                                                   ------------
                                                      1,222,005
                                                   ------------
TRUCKS & PARTS -- 0.2%
Cummins, Inc. .....................          449         21,974
Navistar International Corp. (a)...          749         35,870
Paccar, Inc. ......................        1,272        108,273
Yellow Roadway Corp. (a)...........          521         18,844
                                                   ------------
                                                        184,961
                                                   ------------
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc.
  (a)..............................        3,514         48,774
Waste Management, Inc. ............        6,427        190,239
                                                   ------------
                                                        239,013
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
TOTAL COMMON STOCKS --
  (Cost $103,490,676)..............                $102,867,967
                                                   ------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $567,664).......      567,664        567,664
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $104,058,340)..............                 103,435,631
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                   (339,921)
                                                   ------------
NET ASSETS -- 100.0%...............                $103,095,710
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.    DOW JONES U.S.
                                                              LARGE CAP GROWTH   LARGE CAP VALUE
                                                                 INDEX FUND        INDEX FUND
                                                              ----------------   ---------------
ASSETS
  Investments in securities at value (Note 2)...............    $ 35,057,515       $87,025,365
  Cash......................................................              --                --
  Foreign currency..........................................              --                --
  Receivable for investments sold...........................              --                --
  Receivable for streetTRACKS sold in kind..................              --                --
  Dividends receivable (Note 2).............................          16,266           186,846
                                                                ------------       -----------
         TOTAL ASSETS.......................................      35,073,781        87,212,211
                                                                ------------       -----------
LIABILITIES
  Distributions payable (Note 2)............................          53,479           650,209
  Payable for investments purchased.........................              --                --
  Accrued advisory fee (Note 3).............................           5,672            13,858
  Accrued trustees fee (Note 3).............................           2,131             1,874
                                                                ------------       -----------
         TOTAL LIABILITIES..................................          61,282           665,941
                                                                ------------       -----------
         NET ASSETS.........................................    $ 35,012,499       $86,546,270
                                                                ============       ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................    $ 44,072,121       $85,319,683
  Undistributed (distribution in excess of) net investment
    income..................................................           3,544            10,787
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................     (13,724,298)       (2,573,394)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................       4,661,132         3,789,194
    Foreign currency........................................              --                --
                                                                ------------       -----------
         NET ASSETS.........................................    $ 35,012,499       $86,546,270
                                                                ============       ===========
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share....................    $      46.68       $    123.62
                                                                ============       ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................         750,107           700,077
                                                                ============       ===========
  Investments in securities, at cost........................    $ 30,396,383       $83,236,171
                                                                ============       ===========
  Foreign currency, at cost.................................    $         --       $        --
                                                                ============       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.     DOW JONES U.S.       DOW JONES        WILSHIRE      MORGAN STANLEY      FORTUNE
    SMALL CAP GROWTH    SMALL CAP VALUE    GLOBAL TITANS        REIT          TECHNOLOGY         500(R)
       INDEX FUND         INDEX FUND        INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND
    ----------------    ---------------    -------------    ------------    --------------    ------------
      $49,658,642         $58,196,736       $24,667,490     $285,472,084     $ 26,138,595     $103,435,631
               --                  --                --               26               --               --
               --                  --            17,334               --               --               --
               --                  --                --        2,147,450               --               --
               --                  --                --            6,849               --               --
           18,877              97,757            40,900        1,464,006            7,516          142,757
      -----------         -----------       -----------     ------------     ------------     ------------
       49,677,519          58,294,493        24,725,724      289,090,415       26,146,111      103,578,388
      -----------         -----------       -----------     ------------     ------------     ------------
           94,991           1,393,532            79,791        2,457,273               --          459,665
               --                  --           138,980        2,509,264               --               --
           10,209              11,290             9,199           56,101           10,691           16,620
            2,851               3,178             1,381           16,596            1,668            6,393
      -----------         -----------       -----------     ------------     ------------     ------------
          108,051           1,408,000           229,351        5,039,234           12,359          482,678
      -----------         -----------       -----------     ------------     ------------     ------------
      $49,569,468         $56,886,493       $24,496,373     $284,051,181     $ 26,133,752     $103,095,710
      ===========         ===========       ===========     ============     ============     ============
      $54,060,769         $50,219,376       $29,820,710     $249,432,115     $ 75,164,089     $109,318,528
           11,208              56,753            38,724        1,465,346          (40,660)           4,630
       (8,212,957)            238,463        (3,638,273)        (513,974)     (40,549,761)      (5,604,739)
        3,710,448           6,371,901        (1,725,601)      33,667,694       (8,439,916)        (622,709)
               --                  --               813               --               --               --
      -----------         -----------       -----------     ------------     ------------     ------------
      $49,569,468         $56,886,493       $24,496,373     $284,051,181     $ 26,133,752     $103,095,710
      ===========         ===========       ===========     ============     ============     ============
      $     66.08         $    162.49       $     61.22     $     149.49     $      47.51     $      79.30
      ===========         ===========       ===========     ============     ============     ============
          750,100             350,096           400,120        1,900,092          550,102        1,300,102
      ===========         ===========       ===========     ============     ============     ============
      $45,948,194         $51,824,835       $26,393,091     $251,804,390     $ 34,578,511     $104,058,340
      ===========         ===========       ===========     ============     ============     ============
      $        --         $        --       $    17,228     $         --     $         --     $         --
      ===========         ===========       ===========     ============     ============     ============

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.    DOW JONES U.S.
                                                              LARGE CAP GROWTH   LARGE CAP VALUE
                                                                 INDEX FUND        INDEX FUND
                                                              ----------------   ---------------
INVESTMENT INCOME
  Dividend income (Note 2)..................................     $  112,184        $1,182,786
  Foreign taxes withheld....................................             (2)               --
                                                                 ----------        ----------
  TOTAL INVESTMENT INCOME...................................        112,182         1,182,786
                                                                 ----------        ----------
EXPENSES
  Advisory fee (Note 3).....................................         27,721            74,504
  Trustees fee (Note 3).....................................          3,268             4,597
                                                                 ----------        ----------
  NET EXPENSES..............................................         30,989            79,101
                                                                 ----------        ----------
  NET INVESTMENT INCOME (LOSS)..............................         81,193         1,103,685
                                                                 ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments.............................................            810           740,072
    Foreign currency transactions...........................             --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................      3,591,331         7,592,801
    Foreign currency........................................             --                --
                                                                 ----------        ----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FOREIGN CURRENCY.....................................      3,592,141         8,332,873
                                                                 ----------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $3,673,334        $9,436,558
                                                                 ==========        ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.     DOW JONES U.S.       DOW JONES       WILSHIRE      MORGAN STANLEY      FORTUNE
    SMALL CAP GROWTH    SMALL CAP VALUE    GLOBAL TITANS       REIT          TECHNOLOGY        500(R)
       INDEX FUND         INDEX FUND        INDEX FUND      INDEX FUND       INDEX FUND      INDEX FUND
    ----------------    ---------------    -------------    -----------    --------------    -----------
       $  152,932         $  473,957        $  326,255      $ 5,550,590     $     32,256     $   857,595
              (88)                --           (11,162)              --              172              --
       ----------         ----------        ----------      -----------     ------------     -----------
          152,844            473,957           315,093        5,550,590           32,428         857,595
       ----------         ----------        ----------      -----------     ------------     -----------
           40,598             53,037            73,976          244,721           69,640          90,369
            3,943              5,169             2,784           23,585            3,448          10,852
       ----------         ----------        ----------      -----------     ------------     -----------
           44,541             58,206            76,760          268,306           73,088         101,221
       ----------         ----------        ----------      -----------     ------------     -----------
          108,303            415,751           238,333        5,282,284          (40,660)        756,374
       ----------         ----------        ----------      -----------     ------------     -----------
        1,714,305          1,619,533           353,545        5,686,269      (12,137,739)        (50,998)
               --                 --            30,065               --               --              --
        4,021,223          7,259,342         2,397,021       22,760,588       19,203,850      11,512,459
               --                 --               337               --               --              --
       ----------         ----------        ----------      -----------     ------------     -----------
        5,735,528          8,878,875         2,780,968       28,446,857        7,066,111      11,461,461
       ----------         ----------        ----------      -----------     ------------     -----------
       $5,843,831         $9,294,626        $3,019,301      $33,729,141     $  7,025,451     $12,217,835
       ==========         ==========        ==========      ===========     ============     ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      DOW JONES U.S.
                                                                LARGE CAP GROWTH INDEX FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED
                                                                 12/31/2003       YEAR ENDED
                                                                (UNAUDITED)       6/30/2003
                                                              ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $    81,193      $     98,944
  Net realized gain (loss) on investments and foreign
    currency transactions...................................            810       (13,917,945)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency........................      3,591,331        13,970,977
                                                                -----------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      3,673,334           151,976
                                                                -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (89,911)          (98,057)
  Net realized gains........................................             --                --
                                                                -----------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................        (89,911)          (98,057)
                                                                -----------      ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................      8,887,420        17,133,215
  Net proceeds from reinvestment of streetTRACKS
    distribution............................................             --               110
  Cost of streetTRACKS redeemed.............................             --       (11,076,926)
                                                                -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM streetTRACKS
  TRANSACTIONS..............................................      8,887,420         6,056,399
                                                                -----------      ------------
  Net increase (decrease) in net assets during period.......     12,470,843         6,110,318
  Net assets at beginning of period.........................     22,541,656        16,431,338
                                                                -----------      ------------
NET ASSETS END OF PERIOD (1)................................    $35,012,499      $ 22,541,656
                                                                ===========      ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................        200,000           450,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................             --                 3
  streetTRACKS redeemed.....................................             --          (300,000)
                                                                -----------      ------------
NET INCREASE (DECREASE).....................................        200,000           150,003
                                                                ===========      ============
(1) Including undistributed (distribution in excess of) net
     investment income......................................    $     3,544      $     12,262
                                                                ===========      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

            DOW JONES U.S.                    DOW JONES U.S.                   DOW JONES U.S.
      LARGE CAP VALUE INDEX FUND       SMALL CAP GROWTH INDEX FUND       SMALL CAP VALUE INDEX FUND
    -------------------------------   ------------------------------   -------------------------------
    SIX MONTHS ENDED                  SIX MONTHS ENDED                 SIX MONTHS ENDED
       12/31/2003       YEAR ENDED       12/31/2003      YEAR ENDED       12/31/2003       YEAR ENDED
      (UNAUDITED)       6/30/2003       (UNAUDITED)       6/30/2003      (UNAUDITED)       6/30/2003
    ----------------   ------------   ----------------   -----------   ----------------   ------------
      $  1,103,685     $    683,843     $   108,303      $    (6,518)    $   415,751      $  1,095,468
           740,072       (4,140,508)      1,714,305       (8,149,343)      1,619,533         1,666,169
         7,592,801        2,670,268       4,021,223        7,338,332       7,259,342        (4,395,671)
      ------------     ------------     -----------      -----------     -----------      ------------
         9,436,558         (786,397)      5,843,831         (817,529)      9,294,626        (1,634,034)
      ------------     ------------     -----------      -----------     -----------      ------------
        (1,104,121)        (694,126)        (99,226)              --        (294,821)       (1,039,572)
                --               --              --               --      (1,240,542)         (314,300)
      ------------     ------------     -----------      -----------     -----------      ------------
        (1,104,121)        (694,126)        (99,226)              --      (1,535,363)       (1,353,872)
      ------------     ------------     -----------      -----------     -----------      ------------
        84,930,938       32,401,126      25,078,344        2,259,462      15,314,417                --
                --               --              --               --              --                --
       (51,333,207)     (25,293,278)             --       (4,342,540)             --       (17,416,735)
      ------------     ------------     -----------      -----------     -----------      ------------
        33,597,731        7,107,848      25,078,344       (2,083,078)     15,314,417       (17,416,735)
      ------------     ------------     -----------      -----------     -----------      ------------
        41,930,168        5,627,325      30,822,949       (2,900,607)     23,073,680       (20,404,641)
        44,616,102       38,988,777      18,746,519       21,647,126      33,812,813        54,217,454
      ------------     ------------     -----------      -----------     -----------      ------------
      $ 86,546,270     $ 44,616,102     $49,569,468      $18,746,519     $56,886,493      $ 33,812,813
      ============     ============     ===========      ===========     ===========      ============
           750,000          300,000         400,000           50,000         100,000                --
                --               --              --               --              --                --
          (450,000)        (250,000)             --         (100,000)             --          (150,000)
      ------------     ------------     -----------      -----------     -----------      ------------
           300,000           50,000         400,000          (50,000)        100,000          (150,000)
      ============     ============     ===========      ===========     ===========      ============
      $     10,787     $     11,223     $    11,208      $     2,131     $    56,753      $    (64,177)
      ============     ============     ===========      ===========     ===========      ============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         DOW JONES
                                                                 GLOBAL TITANS INDEX FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED
                                                                 12/31/2003       YEAR ENDED
                                                                (UNAUDITED)       6/30/2003
                                                              ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $    238,333     $    271,466
  Net realized gain (loss) on investments and foreign
    currency transactions...................................         383,610       (4,494,017)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency........................       2,397,358        2,644,924
                                                                ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       3,019,301       (1,577,627)
                                                                ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (249,363)        (278,650)
  Net realized gains........................................              --               --
                                                                ------------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................        (249,363)        (278,650)
                                                                ------------     ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................      30,531,525        5,169,381
  Net proceeds from reinvestment of streetTRACKS
    distribution............................................              55               --
  Cost of streetTRACKS redeemed.............................     (19,619,162)     (17,705,651)
                                                                ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM streetTRACKS
  TRANSACTIONS..............................................      10,912,418      (12,536,270)
                                                                ------------     ------------
  Net increase (decrease) in net assets during period.......      13,682,356      (14,392,547)
  Net assets at beginning of period.........................      10,814,017       25,206,564
                                                                ------------     ------------
NET ASSETS END OF PERIOD (1)................................    $ 24,496,373     $ 10,814,017
                                                                ============     ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................         550,000          100,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................               1               --
  streetTRACKS redeemed.....................................        (350,000)        (350,000)
                                                                ------------     ------------
NET INCREASE (DECREASE).....................................         200,001         (250,000)
                                                                ============     ============
(1) Including undistributed(distributions in excess of) net
     investment income......................................    $     38,724     $     49,754
                                                                ============     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       WILSHIRE REIT INDEX FUND       MORGAN STANLEY TECHNOLOGY INDEX FUND       FORTUNE 500(R) INDEX FUND
    -------------------------------   -------------------------------------   -------------------------------
    SIX MONTHS ENDED                   SIX MONTHS ENDED                       SIX MONTHS ENDED
       12/31/2003       YEAR ENDED        12/31/2003          YEAR ENDED         12/31/2003       YEAR ENDED
      (UNAUDITED)       6/30/2003         (UNAUDITED)          6/30/2003        (UNAUDITED)       6/30/2003
    ----------------   ------------   -------------------   ---------------   ----------------   ------------
      $  5,282,284     $  4,892,566      $    (40,660)       $    (80,059)      $    756,374     $  1,253,000
         5,686,269         (536,996)      (12,137,739)        (27,136,453)           (50,998)      (2,971,467)
        22,760,588        7,563,539        19,203,850          29,816,711         11,512,459        1,546,738
      ------------     ------------      ------------        ------------       ------------     ------------
        33,729,141       11,919,109         7,025,451           2,600,199         12,217,835         (171,729)
      ------------     ------------      ------------        ------------       ------------     ------------
        (3,822,016)      (4,246,464)               --                  --           (781,588)      (1,264,436)
          (885,957)        (245,446)               --                  --                 --               --
      ------------     ------------      ------------        ------------       ------------     ------------
        (4,707,973)      (4,491,910)               --                  --           (781,588)      (1,264,436)
      ------------     ------------      ------------        ------------       ------------     ------------
       154,287,537       81,348,296                --           8,842,184         11,185,801       16,740,158
                --               --                --                  --                 --               --
       (20,655,387)              --       (15,733,693)        (29,876,048)                --      (10,094,490)
      ------------     ------------      ------------        ------------       ------------     ------------
       133,632,150       81,348,296       (15,733,693)        (21,033,864)        11,185,801        6,645,668
      ------------     ------------      ------------        ------------       ------------     ------------
       162,653,318       88,775,495        (8,708,242)        (18,433,665)        22,622,048        5,209,503
       121,397,863       32,622,368        34,841,994          53,275,659         80,473,662       75,264,159
      ------------     ------------      ------------        ------------       ------------     ------------
      $284,051,181     $121,397,863      $ 26,133,752        $ 34,841,994       $103,095,710     $ 80,473,662
      ============     ============      ============        ============       ============     ============
         1,100,000          700,000                --             300,000            150,000          250,000
                --               --                --                  --                 --               --
          (150,000)              --          (400,000)           (950,000)                --         (150,000)
      ------------     ------------      ------------        ------------       ------------     ------------
           950,000          700,000          (400,000)           (650,000)           150,000          100,000
      ============     ============      ============        ============       ============     ============
      $  1,465,346     $      5,078      $    (40,660)       $         --       $      4,630     $     29,844
      ============     ============      ============        ============       ============     ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
                                                            ---------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                                   FOR THE PERIOD
                                                            12/31/2003     YEAR ENDED    YEAR ENDED     9/25/2000*-
                                                            (UNAUDITED)    6/30/2003     6/30/2002       6/30/2001
                                                            -----------    ----------    ----------    --------------
Net asset value, beginning of period (Note 7).............    $ 40.98       $ 41.07       $ 60.81         $ 97.36
                                                              -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income (loss)..............................       0.13(4)       0.24(4)       0.16            0.06
Net realized and unrealized gain (loss) (5)...............       5.70         (0.10)       (19.77)         (36.55)
                                                              -------       -------       -------         -------
Total from investment operations..........................       5.83          0.14        (19.61)         (36.49)
                                                              -------       -------       -------         -------
Distributions to shareholders from:
Net investment income.....................................      (0.13)        (0.23)        (0.13)          (0.06)
In excess of net investment income........................         --            --            --              --(#)
Net realized gains........................................         --            --            --              --
                                                              -------       -------       -------         -------
Total distributions.......................................      (0.13)        (0.23)        (0.13)          (0.06)
                                                              -------       -------       -------         -------
Net asset value, end of period............................    $ 46.68       $ 40.98       $ 41.07         $ 60.81
                                                              =======       =======       =======         =======
Total return (1)..........................................      14.23%         0.38%       (32.29)%        (37.48)%
Net assets, end of period (in 000's)......................    $35,012       $22,542       $16,431         $24,330
Ratio of expenses to average net assets...................       0.22%(2)      0.23%         0.25%           0.22%(2)
Ratio of net investment income (loss) to average net
  assets..................................................       0.58%(2)      0.64%         0.32%           0.10%(2)
Portfolio turnover rate (3)...............................         12%           37%           18%             16%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    DOW JONES U.S. LARGE CAP VALUE INDEX FUND
                                                            ---------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                                   FOR THE PERIOD
                                                            12/31/2003     YEAR ENDED    YEAR ENDED     9/25/2000*-
                                                            (UNAUDITED)    6/30/2003     6/30/2002       6/30/2001
                                                            -----------    ----------    ----------    --------------
Net asset value, beginning of period (Note 7).............    $111.52       $111.37       $129.44         $129.48
                                                              -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income (loss)..............................       1.56          2.69          2.33            1.70
Net realized and unrealized gain (loss) (5)...............      12.12          0.18        (18.11)          (0.06)
                                                              -------       -------       -------         -------
Total from investment operations..........................      13.68          2.87        (15.78)           1.64
                                                              -------       -------       -------         -------
Distributions to shareholders from:
Net investment income.....................................      (1.58)        (2.72)        (2.29)          (1.68)
Net realized gains........................................         --            --            --              --
                                                              -------       -------       -------         -------
Total distributions.......................................      (1.58)        (2.72)        (2.29)          (1.68)
                                                              -------       -------       -------         -------
Net asset value, end of period............................    $123.62       $111.52       $111.37         $129.44
                                                              =======       =======       =======         =======
Total return (1)..........................................      12.33%         2.87%        12.31%           1.28%
Net assets, end of period (in 000's)......................    $86,546       $44,616       $38,989         $38,842
Ratio of expenses to average net assets...................       0.21%(2)      0.23%         0.24%           0.21%(2)
Ratio of net investment income (loss) to average net
  assets..................................................       2.96%(2)      2.54%         1.81%           1.61%(2)
Portfolio turnover rate (3)...............................         32%           33%           10%             12%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
                                                            ---------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                                   FOR THE PERIOD
                                                            12/31/2003     YEAR ENDED    YEAR ENDED     9/25/2000*-
                                                            (UNAUDITED)    6/30/2003     6/30/2002       6/30/2001
                                                            -----------    ----------    ----------    --------------
Net asset value, beginning of period (Note 7).............    $ 53.55       $ 54.10       $ 79.15         $100.26
                                                              -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income (loss)..............................       0.21(4)      (0.02)           --           (0.09)
Net realized and unrealized gain (loss) (5)...............      12.46         (0.53)       (25.05)         (21.02)
                                                              -------       -------       -------         -------
Total from investment operations..........................      12.67         (0.55)       (25.05)         (21.11)
                                                              -------       -------       -------         -------
Distributions to shareholders from:
Net investment income.....................................      (0.14)           --            --              --
Net realized gains........................................         --            --            --              --
                                                              -------       -------       -------         -------
Total distributions.......................................      (0.14)           --            --              --
                                                              -------       -------       -------         -------
Net asset value, end of period............................    $ 66.08       $ 53.55       $ 54.10         $ 79.15
                                                              =======       =======       =======         =======
Total return (1)..........................................      23.67%        (1.02)%      (31.64)%        (21.07)%
Net assets, end of period (in 000's)......................    $49,569       $18,747       $21,647         $19,794
Ratio of expenses to average net assets...................       0.27%(2)      0.29%         0.30%           0.30%(2)
Ratio of net investment income (loss) to average net
  assets..................................................       0.67%(2)     (0.04)%       (0.22)%         (0.22)%(2)
Portfolio turnover rate (3)...............................         43%           60%           46%             34%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    DOW JONES U.S. SMALL CAP VALUE INDEX FUND
                                                            ---------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                                   FOR THE PERIOD
                                                            12/31/2003     YEAR ENDED    YEAR ENDED     9/25/2000*-
                                                            (UNAUDITED)    6/30/2003     6/30/2002       6/30/2001
                                                            -----------    ----------    ----------    --------------
Net asset value, beginning of period (Note 7).............    $135.20       $135.51       $128.95         $103.71
                                                              -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income (loss)..............................       1.55          3.78          2.89            2.40
Net realized and unrealized gain (loss) (5)...............      30.19          0.40         11.45           25.10
                                                              -------       -------       -------         -------
Total from investment operations..........................      31.74          4.18         14.34           27.50
                                                              -------       -------       -------         -------
Distributions to shareholders from:
Net investment income.....................................      (0.91)        (3.59)        (3.04)          (2.26)
Net realized gains........................................      (3.54)        (0.90)        (4.74)             --
                                                              -------       -------       -------         -------
Total distributions.......................................      (4.45)        (4.49)        (7.78)          (2.26)
                                                              -------       -------       -------         -------
Net asset value, end of period............................    $162.49       $135.20       $135.51         $128.95
                                                              =======       =======       =======         =======
Total return (1)..........................................      23.51%         3.57%        11.54%          26.69%
Net assets, end of period (in 000's)......................    $56,886       $33,813       $54,217         $25,803
Ratio of expenses to average net assets...................       0.27%(2)      0.29%         0.28%           0.28%(2)
Ratio of net investment income (loss) to average net
  assets..................................................       1.95%(2)      2.76%         2.31%           2.70%(2)
Portfolio turnover rate (3)...............................         33%           43%           29%             47%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     DOW JONES GLOBAL TITANS INDEX FUND
                                                          ---------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                                   FOR THE PERIOD
                                                          12/31/2003     YEAR ENDED    YEAR ENDED     9/25/2000*-
                                                          (UNAUDITED)    6/30/2003     6/30/2002       6/30/2001
                                                          -----------    ----------    ----------    --------------
Net asset value, beginning of period (Note 7)...........    $ 54.04       $ 56.00       $ 70.60         $ 84.28
                                                            -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income (loss)............................       0.29        0.90(4)         0.62            0.57
Net realized and unrealized gain (loss) (5).............       7.33         (1.67)       (14.63)         (13.67)
                                                            -------       -------       -------         -------
Total from investment operations........................       7.62         (0.77)       (14.01)         (13.10)
                                                            -------       -------       -------         -------
Distributions to shareholders from:
Net investment income...................................      (0.44)        (1.19)        (0.59)          (0.56)
Net realized gains......................................         --            --            --              --
Capital.................................................         --            --            --           (0.02)
                                                            -------       -------       -------         -------
Total distributions.....................................      (0.44)        (1.19)        (0.59)          (0.58)
                                                            -------       -------       -------         -------
Net asset value, end of period..........................    $ 61.22       $ 54.04       $ 56.00         $ 70.60
                                                            =======       =======       =======         =======
Total return (1)........................................      14.15%        (1.21)%      (19.92)%        (15.54)%
Net assets, end of period (in 000's)....................    $24,496       $10,814       $25,207         $21,189
Ratio of expenses to average net assets.................       0.52%(2)      0.54%         0.55%           0.52%(2)
Ratio of net investment income (loss) to average net
  assets................................................       1.61%(2)      1.77%         1.07%           0.87%(2)
Portfolio turnover rate (3).............................          6%           13%           12%             16%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          WILSHIRE REIT INDEX FUND
                                                          ---------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                                   FOR THE PERIOD
                                                          12/31/2003     YEAR ENDED    YEAR ENDED     4/23/2001*-
                                                          (UNAUDITED)    6/30/2003     6/30/2002       6/30/2001
                                                          -----------    ----------    ----------    --------------
Net asset value, beginning of period (Note 7)...........   $ 127.77       $ 130.44      $120.73         $109.22
                                                           --------       --------      -------         -------
Income (loss) from investment operations:
Net investment income (loss)............................       3.81(4)        6.28         8.19(4)         1.41
Net realized and unrealized gain (loss) (5).............      21.52          (2.38)        9.62           10.83
                                                           --------       --------      -------         -------
Total from investment operations........................      25.33           3.90        17.81           12.24
                                                           --------       --------      -------         -------
Distributions to shareholders from:
Net investment income...................................      (3.20)         (6.16)       (7.41)          (0.73)
Net realized gains......................................      (0.41)         (0.41)       (0.69)             --
                                                           --------       --------      -------         -------
Total distributions.....................................      (3.61)         (6.57)       (8.10)          (0.73)
                                                           --------       --------      -------         -------
Net asset value, end of period..........................   $ 149.49       $ 127.77      $130.44         $120.73
                                                           ========       ========      =======         =======
Total return (1)........................................      19.63%          3.41%       15.53%          11.22%
Net assets, end of period (in 000's)....................   $284,051       $121,398      $32,622         $18,121
Ratio of expenses to average net assets.................       0.27%(2)       0.28%        0.30%           0.32%(2)
Ratio of net investment income (loss) to average net
  assets................................................       5.38%(2)       6.95%        6.74%           6.88%(2)
Portfolio turnover rate (3).............................          7%            10%          15%              2%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    MORGAN STANLEY TECHNOLOGY INDEX FUND
                                                          ---------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                                   FOR THE PERIOD
                                                          12/31/2003     YEAR ENDED    YEAR ENDED     9/25/2000*-
                                                          (UNAUDITED)    6/30/2003     6/30/2002       6/30/2001
                                                          -----------    ----------    ----------    --------------
Net asset value, beginning of period (Note 7)...........    $ 36.67       $ 33.30       $ 58.17         $ 97.81
                                                            -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income (loss)............................      (0.06)(4)     (0.08)           --           (0.13)
Net realized and unrealized gain (loss) (5).............      10.90          3.45        (24.87)         (39.51)
                                                            -------       -------       -------         -------
Total from investment operations........................      10.84          3.37        (24.87)         (39.64)
                                                            -------       -------       -------         -------
Distributions to shareholders from:
Net investment income...................................         --            --            --              --
Net realized gains......................................         --            --            --              --
                                                            -------       -------       -------         -------
Total distributions.....................................         --            --            --              --
                                                            -------       -------       -------         -------
Net asset value, end of period..........................    $ 47.51       $ 36.67       $ 33.30         $ 58.17
                                                            =======       =======       =======         =======
Total return (1)........................................      29.55%        10.14%       (42.77)%        (40.52)%
Net assets, end of period (in 000's)....................    $26,134       $34,842       $53,276         $72,724
Ratio of expenses to average net assets.................       0.53%(2)      0.53%         0.54%           0.51%(2)
Ratio of net investment income (loss) to average net
  assets................................................      (0.29)%(2)    (0.21)%       (0.30)%         (0.30)%(2)
Portfolio turnover rate (3).............................         17%           23%           37%             26%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          FORTUNE 500(R) INDEX FUND
                                                          ---------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                                   FOR THE PERIOD
                                                          12/31/2003     YEAR ENDED    YEAR ENDED     10/4/2000*-
                                                          (UNAUDITED)    6/30/2003     6/30/2002       6/30/2001
                                                          -----------    ----------    ----------    --------------
Net asset value, beginning of period (Note 7)...........   $  69.97       $ 71.67       $ 87.13         $ 97.85
                                                           --------       -------       -------         -------
Income (loss) from investment operations:
Net investment income (loss)............................       0.59          1.05          1.02            0.72
Net realized and unrealized gain (loss) (5).............       9.35         (1.68)       (15.49)         (10.73)
                                                           --------       -------       -------         -------
Total from investment operations........................       9.94         (0.63)       (14.47)         (10.01)
                                                           --------       -------       -------         -------
Distributions to shareholders from:
Net investment income...................................      (0.61)        (1.07)        (0.99)          (0.71)
Net realized gains......................................         --            --            --              --
                                                           --------       -------       -------         -------
Total distributions.....................................      (0.61)        (1.07)        (0.99)          (0.71)
                                                           --------       -------       -------         -------
Net asset value, end of period..........................   $  79.30       $ 69.97       $ 71.67         $ 87.13
                                                           ========       =======       =======         =======
Total return (1)........................................      14.24%        (0.77)%      (16.69)%        (10.22)%
Net assets, end of period (in 000's)....................   $103,096       $80,474       $75,264         $47,933
Ratio of expenses to average net assets.................       0.22%(2)      0.24%         0.23%           0.21%(2)
Ratio of net investment income (loss) to average net
  assets................................................       1.67%(2)      1.65%         1.25%           1.06%(2)
Portfolio turnover rate (3).............................          2%            6%            6%              6%

 *   Commencement of operations.
 (#) Amount is less than $0.01 per share
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.
(4) Per share numbers have been calculated using the average shares method.
(5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of eight portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley Technology Index Fund ("Morgan Stanley Technology Index Fund") and FORTUNE 500(R) Index Fund, each of which represents a separate series of beneficial interest in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Pricing Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- (CONTINUED)

companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds have qualified and each intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At December 31, 2003, the Funds had capital loss carryforwards, which may be utilized to offset any future net realized capital gains, expiring June 30:

                                                               2009            2010             2011
--------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $12,048       $5,920,273       $ 4,738,409
Dow Jones U.S. Large Cap Value Index Fund                          --          417,474         1,234,063
Dow Jones U.S. Small Cap Growth Index Fund                     83,119        2,147,741         5,875,895
Dow Jones U.S. Small Cap Value Index Fund                          --               --                --
Dow Jones Global Titans Index Fund                             12,170          976,050         1,507,681
Wilshire REIT Index Fund                                           --               --                --
Morgan Stanley Technology Index Fund                            1,836        2,341,875        10,238,030
FORTUNE 500(R) Index Fund                                          --          372,167         3,656,316

For the six months ended December 31, 2003, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $        --
Dow Jones U.S. Large Cap Value Index Fund                           390,870
Dow Jones U.S. Small Cap Growth Index Fund                               --
Dow Jones U.S. Small Cap Value Index Fund                                --
Dow Jones Global Titans Index Fund                                  471,034
Wilshire REIT Index Fund                                          5,355,434
Morgan Stanley Technology Index Fund                             (3,326,249)
FORTUNE 500(R) Index Fund                                                --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2002 through June 30, 2003 that are deferred for tax purposes until fiscal 2004:

                                                                   DEFERRED LOSSES
----------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                           $ 3,001,580
Dow Jones U.S. Large Cap Value Index Fund                              1,221,819
Dow Jones U.S. Small Cap Growth Index Fund                             1,776,467
Dow Jones U.S. Small Cap Value Index Fund                                     --
Dow Jones Global Titans Index Fund                                       986,129
Wilshire REIT Index Fund                                                      --
Morgan Stanley Technology Index Fund                                  19,102,336
FORTUNE 500(R) Index Fund                                              1,195,838

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-866-787-2257. Information regarding how the investment adviser votes these proxies will become available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov when the Funds file their first report on Form N-PX which is due by August 31, 2004 covering the Funds' proxy voting record for the 12-month period ending June 30, 2004.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       0.20%
Dow Jones U.S. Large Cap Value Index Fund                        0.20
Dow Jones U.S. Small Cap Growth Index Fund                       0.25
Dow Jones U.S. Small Cap Value Index Fund                        0.25
Dow Jones Global Titans Index Fund                               0.50
Wilshire REIT Index Fund                                         0.25
Morgan Stanley Technology Index Fund                             0.50
FORTUNE 500(R) Index Fund                                        0.20

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the FORTUNE 500(R) Index Fund, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee. Trustees independent counsel fees are included as part of the trustee fees presented on the financial statements.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2003 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund             $ 30,396,383    $ 4,876,187     $   215,055      $ 4,661,132
Dow Jones U.S. Large Cap Value Index Fund                83,236,171      5,940,104       2,150,910        3,789,194
Dow Jones U.S. Small Cap Growth Index Fund               45,948,194      5,290,762       1,580,314        3,710,448
Dow Jones U.S. Small Cap Value Index Fund                51,824,835      7,817,788       1,445,887        6,371,901
Dow Jones Global Titans Index Fund                       26,393,091        757,956       2,483,557       (1,725,601)
Wilshire REIT Index Fund                                251,804,390     34,210,153         542,459       33,667,694
Morgan Stanley Technology Index Fund                     34,578,511      2,486,803      10,926,719       (8,439,916)
FORTUNE 500(R) Index Fund                               104,058,340      7,991,957       8,614,666         (622,709)

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2003, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $  8,887,332     $        --
Dow Jones U.S. Large Cap Value Index Fund                       84,907,039      51,332,113
Dow Jones U.S. Small Cap Growth Index Fund                      25,079,801              --
Dow Jones U.S. Small Cap Value Index Fund                       15,312,107              --
Dow Jones Global Titans Index Fund                              28,980,424      18,623,234
Wilshire REIT Index Fund                                       154,270,650      20,651,362
Morgan Stanley Technology Index Fund                                    --      15,733,457
FORTUNE 500(R) Index Fund                                       11,185,015              --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended December 31, 2003, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 3,415,959    $ 3,408,871
Dow Jones U.S. Large Cap Value Index Fund                      11,934,156     12,057,495
Dow Jones U.S. Small Cap Growth Index Fund                     14,281,268     14,294,433
Dow Jones U.S. Small Cap Value Index Fund                      14,135,986     15,093,411
Dow Jones Global Titans Index Fund                              2,154,060      1,630,909
Wilshire REIT Index Fund                                       16,566,266     14,407,588
Morgan Stanley Technology Index Fund                            4,762,334      4,806,900
FORTUNE 500(R) Index Fund                                       1,522,553      1,674,997

For the six months ended December 31, 2003, State Street Brokerage Services earned the following brokerage commissions from Investment Transactions:

FUND                                                          COMMISSION
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   --
Dow Jones U.S. Large Cap Value Index Fund                           --
Dow Jones U.S. Small Cap Growth Index Fund                         177
Dow Jones U.S. Small Cap Value Index Fund                        2,466
Dow Jones Global Titans Index Fund                                 351
Wilshire REIT Index Fund                                         2,301
Morgan Stanley Technology Index Fund                                --
Morgan FORTUNE 500(R) Index Fund                                 1,071

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, and Morgan Stanley Technology Index Fund, October 4, 2000, for the FORTUNE 500(R) Index Fund, and April 23, 2001 for the Wilshire REIT Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley Technology Index Fund                          1:9.781
FORTUNE 500(R) Index Fund                                     1:9.785

8.  OTHER INFORMATION

On December 22, 2003, the FORTUNE e-50(TM) Index Fund and the streetTRACKS Morgan Stanley Internet Index Fund were liquidated. Final payment at the Net Asset Value (NAV) for each fund, which included any capital gains and dividends as of December 22, 2003, was paid to shareholders remaining on record as of December 22, 2003. The Funds' Board of Trustees decided to close the Funds as part of an ongoing business review.

STREETTRACKS SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF DECEMBER 31, 2003

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     5                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    17                 8                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 8                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 6                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 1                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 5                 9
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 9                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     8                 6                11
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 9                13
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                             -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      8                 6                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      3                 3                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     10                 5                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      7                 2                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      3                 4                 5
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     3                 7                14
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     8                 2                 1
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 3                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     7                11                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                 3                 3
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 2                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                             -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 2                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      6                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     10                 5                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      3                 1                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      6                 5                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      5                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6                 8                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     5                 4                 4
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     2                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     7                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 6                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     5                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 7                10
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    6                 9                 3
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                             -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      4                 4                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      8                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      4                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      6                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      7                 7                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     6                 6                12
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     2                 2                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 5                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 4                 5
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                             -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      9                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      6                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 1                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     12                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      7                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      5                 5                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     5                 7                11
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES GLOBAL TITANS INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     1                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                    12                 2                 1
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    12                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     8                13                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 6                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     9                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     3                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    10                 3                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                10                 3
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                             -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      8                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      3                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      9                 1                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 5
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      7                10                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      6                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      4                 2                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      9                 5                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6                 6                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     3                 2                 1
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   WILSHIRE REIT INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     4                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     8                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    14                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 1                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                    2                 1                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                             -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      9                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                     6                 7                 2
    -----------------------------------------------------------------------------

   * Trading commenced on April 27, 2001

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY TECHNOLOGY INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     3                 0                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     3                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     1                 3                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 4                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    14                 3                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                11                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     3                 6                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     8                 5                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                    12                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     9                 5                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                   13                 3                 1
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                             -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      8                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      6                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 6                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      9                 8                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4                 4                 7
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      8                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      6                 6                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      6                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      6                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      8                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      4                 0                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7                 1                 0
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   FORTUNE 500(R) INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     0                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     0                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 4                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                             -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      7                 0                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7                 2                 4
    -----------------------------------------------------------------------------

   * Trading commenced on October 10, 2000
streetTRACKS(R) SERIES TRUST


TRUSTEES
Timothy B. Harbert (Chairman)
David M. Kelly
Frank Nesvet
Helen F. Peters


OFFICERS
Augustin J. Fleites, President
James E. Ross, Vice President
Kathleen C. Cuocolo, Treasurer
Donald A. Gignac, Assistant Treasurer
Mary Moran Zeven, Secretary
Stephanie M. Nichols, Assistant Secretary


INVESTMENT MANAGER
SSgA Funds Management, Inc.
Two International Place
Boston, MA 02110


DISTRIBUTOR
State Street Global Markets, LLC
225 Franklin Street
Boston, MA 02110


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


LEGAL COUNSEL
Mayer Brown, Rowe & Maw
1675 Broadway
New York, New York 10019


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02110





streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM Please read the prospectus carefully before you invest.

* The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

  For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Internet, Morgan Stanley Technology, FORTUNE e-50 and Wilshire REIT Funds: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility.

  For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

  In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

  streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

  SPDRs, and Select Sector SPDRs are distributed by ALPS Mutual Funds Services, Inc., a registered broker-dealer. "Standard & Poor's(R)", "S&P(R)", "S&P 500,(R)" "Standard & Poor's 500(R)", "Standard & Poor's Depository Receipts(R)", "SPDRs(R)", "Select Sector SPDR(R)", "Select Sector SPDRs(R)", and "Select Sector Standard & Poor's Depository Receipts(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use in connection with their listing and trading on the American Stock Exchange. These products are not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them.

  For more information on streetTRACKS, or to obtain a prospectus, call:
  1-866-S-TRACKS

  or visit
  WWW.STREETTRACKS.COM

  Please read the prospectus carefully before you invest or send money.

[STATE STREET GLOBAL ADVISORS LOGO]                          [STATE STREET LOGO]

ITEM 2. CODE OF ETHICS.

Not applicable; Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable; Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable; Semi-Annual Report.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable; Semi-Annual Report.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS SERIES TRUST

By:    /s/ Agustin J. Fleites
       ----------------------
       Agustin J. Fleites
       President

Date:       March 4, 2004
       ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Agustin J. Fleites
       ----------------------
       Agustin J. Fleites
       President

Date:       March 4, 2004
       ----------------------



By:    /s/ Donald A. Gignac
       ----------------------
       Donald A. Gignac
       Treasurer

Date:  March 4, 2004
       ----------------------